                                                                               .
                                                                               .
                                                                               .

               NYLIAC CORPORATE SPONSORED VUL SEMI-ANNUAL REPORT

                                 JUNE 30, 2004

                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summary and Table of Policy Values..............        5
NYLIAC Corporate Sponsored Variable Universal Life Separate
  Account-I
  Statement of Assets and Liabilities.......................        8
  Statement of Operations...................................       16
  Statement of Changes in Net Assets........................       20
  Notes to Financial Statements.............................       28
The Semi-Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter.........................................      M-1
  Definitions of Indices....................................      M-2
  Portfolio Managers' Comments..............................      M-4
  Directors and Officers....................................     M-83
  Bond--Initial Class.......................................     M-87
  Capital Appreciation--Initial Class.......................     M-96
  Cash Management...........................................    M-103
  Common Stock (formerly MainStay VP Growth Equity--Initial
    Class)..................................................    M-110
  Convertible--Initial Class................................    M-122
  Government--Initial Class.................................    M-133
  High Yield Corporate Bond--Initial Class..................    M-142
  International Equity--Initial Class.......................    M-158
  Mid Cap Core--Initial Class*..............................    M-166
  Mid Cap Growth--Initial Class*............................    M-176
  Mid Cap Value--Initial Class (formerly Equity
    Income--Initial Class)*.................................    M-183
  S&P 500 Index--Initial Class (formerly Indexed
    Equity--Initial Class)..................................    M-189
  Small Cap Growth--Initial Class*..........................    M-201
  Total Return--Initial Class...............................    M-208
  Value--Initial Class......................................    M-222
  American Century Income & Growth--Initial Class...........    M-229
  Dreyfus Large Company Value--Initial Class................    M-236
  Eagle Asset Management Growth Equity--Initial Class.......    M-242
  Lord Abbett Developing Growth--Initial Class*.............    M-248
  Notes to Financial Statements.............................    M-255
*The MainStay VP Mid Cap Core--Initial Class, Mid Cap
 Growth--Initial Class, Mid Cap Value--Initial Class, Small
 Cap Growth--Initial Class and Lord Abbett Developing
 Growth--Initial Class are not available under the CSVUL
 policy
The Semi-Annual Reports for the Portfolios listed below
  follow:
Alger American Small Capitalization--Class O Shares.........
Calvert Social Balanced.....................................
Fidelity(R) VIP Contrafund(R)--Initial Class................
Fidelity(R) VIP Equity-Income--Initial Class................
Janus Aspen Series Balanced-Institutional Shares............
Janus Aspen Series Worldwide Growth-Institutional Shares....
Morgan Stanley UIF Emerging Markets Equity-Class I..........
T. Rowe Price Equity Income Portfolio.......................
Important Changes to Investment Divisions--Supplements to
  May 2004 Prospectuses.....................................

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                                        2

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present you the semi-annual financial report for your New York Life Insurance and Annuity Corporation (NYLIAC) variable product.

The design of your NYLIAC policy gives you the flexibility to customize features and manage your money in the way best suited to your individual investment style, risk tolerance and time horizon. This report can be a valuable resource; it contains important information including performance data, portfolio manager commentaries, individual portfolio holdings and separate account financial statements for each of the investment divisions available to you.(1) I encourage you to review this material and get in touch with your registered representative if you want to review your current policy.

Of course, when it comes to protecting your future, it's important to work with a company you can depend on. When you made the decision to do business with us you made a decision to do business with one of the strongest, most respected companies in the industry today. Through decades of ups and downs, we've been there for our policy-owners. And we're committed to continuing this proud tradition.

We appreciate the trust you've placed in us.

/s/ FREDERICK J. SIEVERT
Frederick J. Sievert
President
New York Life Insurance and Annuity Company
(A Delaware Corporation)

(1) The investment divisions offered through NYLIAC's variable products and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

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                                        4

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE MONTHLY PERFORMANCE SUMMARY & POLICY VALUES FOR CSVUL VALUES AS OF QUARTER ENDING JUNE 30, 2004*

     This performance information is valid only if preceded or accompanied by an effective product and fund prospectus. Policyowners are asked to consider the investment objectives, risks, and charges and expenses of the investment carefully before investing. Both the product prospectus and underlying fund prospectuses contain this and other information about the product and underlying investment options. Please read the prospectus carefully before investing.

     The Investment Divisions offered through the Corporate Sponsored Variable Universal Life Series are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

     (A) NO PERFORMANCE INFORMATION IS SHOWN FOR THE AMERICAN CENTURY INCOME AND GROWTH INVESTMENT DIVISION BECAUSE AS OF 6/30/04, THE SEPARATE ACCOUNT HAD NO MONEY INVESTED IN THIS INVESTMENT DIVISION.

     (B) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY.

     (C) THESE FIGURES ARE CALCULATED FROM THE INVESTMENT DIVISION INCEPTION DATE, WHICH IS THE DATE MONEY WAS FIRST INVESTED INTO EACH INVESTMENT DIVISION.

     Performance reflects the deduction of the policy's current mortality and expense risk charge of .70% for policy years one through ten and total fund operating expenses. However, it does not reflect the policy fees or charges. These include the cost of insurance, surrender charges, monthly contract charges, sales expense charges, and state and federal tax charges. Had these expenses been deducted, total returns would have been lower.

     The advisers to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.

 * The values shown are unaudited.

This product is not available in all states.

The advisors to some of the Portfolios have assumed or reduced some of those Portfolio's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Portfolios would have been lower.

           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                    DISTRIBUTED BY: NYLIFE DISTRIBUTORS, LLC
                                  MEMBER, NASD
                     51 MADISON AVENUE, NEW YORK, NY 10010

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY AVERAGE ANNUAL TOTAL RETURN FOR THE QUARTER ENDING JUNE 30, 2004*

--------------------------------------------------------------------------------

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION     1       5      10        SINCE
INVESTMENT DIVISION                                              DATE        DATE     YEAR    YEARS   YEARS   INCEPTION(C)
MainStay VP American Century Income & Growth(a)--Initial
 Class                                                        05/01/1998         N/A    N/A     N/A    N/A          N/A
MainStay VP Bond--Initial Class                               01/23/1984  03/27/1998  -0.30%   5.88%   N/A         5.39 %
MainStay VP Capital Appreciation--Initial Class               01/29/1993  03/27/1998  15.39%  -7.26%   N/A        -2.04 %
MainStay VP Cash Management(b)                                01/29/1993  03/27/1998  -0.13%   2.21%   N/A         2.61 %
MainStay VP Convertible--Initial Class                        10/01/1996  11/07/2000   8.09%    N/A    N/A         0.39 %
MainStay VP Dreyfus Large Company Value--Initial Class        05/01/1998  03/02/2000  18.96%    N/A    N/A         1.47 %
MainStay VP Eagle Asset Management Growth Equity--Initial
 Class                                                        05/01/1998  03/02/2000   7.74%    N/A    N/A       -12.17 %
MainStay VP Government--Initial Class                         01/29/1993  04/28/1998  -1.70%   5.26%   N/A         5.05 %
MainStay VP Common Stock--Initial Class                       01/23/1984  04/14/1998  17.96%  -2.58%   N/A         1.28 %
MainStay VP High Yield Corporate Bond--Initial Class          05/01/1995  04/28/1998  14.91%   6.79%   N/A         6.62 %
MainStay VP S&P Index--Initial Class                          01/29/1993  03/27/1998  17.82%  -3.13%   N/A         1.10 %
MainStay VP International Equity--Initial Class               05/01/1995  03/27/1998  21.70%   1.89%   N/A         2.70 %
MainStay VP Total Return--Initial Class                       01/29/1993  11/23/1999  10.43%    N/A    N/A        -3.02 %
MainStay VP Value--Initial Class                              05/01/1995  04/28/1998  21.90%   1.72%   N/A         0.25 %
Alger American Small Capitalization--Class 0 Shares           09/20/1988  04/28/1998  32.64%  -6.54%   N/A        -2.38 %
Calvert Social Balanced                                       09/02/1986  04/28/1998  11.49%  -0.02%   N/A         1.93 %
Fidelity(R) VIP Contrafund(R)--Initial Class                  01/03/1995  04/28/1998  23.78%   1.82%   N/A         5.91 %
Fidelity(R) VIP Equity-Income--Initial Class                  10/09/1986  04/14/1998  20.98%   1.01%   N/A         2.52 %
Janus Aspen Series Balanced--Institutional Shares             09/13/1993  04/14/1998   8.56%   2.04%   N/A         6.53 %
Janus Aspen Series Worldwide Growth--Institutional Shares     09/13/1993  04/29/1998  11.77%  -3.81%   N/A         0.07 %
Morgan Stanley UIF Emerging Markets Equity--Class I           10/01/1996  07/15/1999  29.17%    N/A    N/A         0.29 %
T. Rowe Price Equity Income Portfolio                         03/31/1994  01/13/2000  19.21%    N/A    N/A         5.81 %
--------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

NOT VALID UNLESS ACCOMPANIED BY THE NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE POLICY VALUE PAGE

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH THE QUARTER ENDING JUNE 30, 2004 $350,000 OF INITIAL INSURANCE PROTECTION AND CURRENT CHARGES

--------------------------------------------------------------------------------

                                                                               PAST 1 YEAR               PAST 5 YEARS
                                                                         -----------------------   ------------------------
                                                              PORTFOLIO  POLICY                    POLICY
                                                              INCEPTION   CASH    IF THE POLICY     CASH     IF THE POLICY
INVESTMENT DIVISION                                             DATE     VALUE    IS SURRENDERED    VALUE    IS SURRENDERED
MainStay VP American Century Income & Growth(a)--Initial
 Class                                                        05/01/1998    N/A          N/A           N/A          N/A
MainStay VP Bond--Initial Class                               01/23/1984 $6,430       $5,407       $37,466      $36,442
MainStay VP Capital Appreciation--Initial Class               01/29/1993  7,338        6,314        26,371       25,348
MainStay VP Cash Management(b)                                01/29/1993  6,422        5,399        32,771       31,748
MainStay VP Convertible--Initial Class                        10/01/1996  6,944        5,920           N/A          N/A
MainStay VP Dreyfus Large Company Value--Initial Class        05/01/1998  7,574        6,550           N/A          N/A
MainStay VP Eagle Asset Management Growth Equity--Initial
 Class                                                        05/01/1998  6,791        5,768           N/A          N/A
MainStay VP Government--Initial Class                         01/29/1993  6,331        5,308        36,331       35,307
MainStay VP Common Stock--Initial Class                       01/23/1984  7,535        6,512        29,788       28,764
MainStay VP High Yield Corporate Bond--Initial Class          05/01/1995  7,461        6,438        42,486       41,462
MainStay VP S&P Index--Initial Class                          01/29/1993  7,504        6,480        30,631       29,607
MainStay VP International Equity--Initial Class               05/01/1995  7,915        6,892        35,536       34,512
MainStay VP Total Return--Initial Class                       01/29/1993  7,076        6,052           N/A          N/A
MainStay VP Value--Initial Class                              05/01/1995  7,798        6,774        34,996       33,972
Alger American Small Capitalization--Class 0 Shares           09/20/1988  8,523        7,499        30,550       29,526
Calvert Social Balanced                                       09/02/1986  7,139        6,115        32,385       31,361
Fidelity(R) VIP Contrafund--Initial Class                     01/03/1995  7,937        6,914        35,664       34,640
Fidelity(R) VIP Equity-Income--Initial Class                  10/09/1986  7,732        6,709        34,958       33,934
Janus Aspen Series Balanced--Institutional Shares             09/13/1993  6,972        5,948        33,363       32,339
Janus Aspen Series Worldwide Growth--Institutional Shares     09/13/1993  7,209        6,185        26,624       25,600
Morgan Stanley UIF Emerging Markets Equity--Class I           10/01/1996  8,343        7,319        34,951       33,928
T. Rowe Price Equity Income Portfolio                         03/31/1994  7,633        6,609           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                                                        SINCE INVESTMENT DIVISION
                                                                   PAST 10 YEARS              INCEPTION DATE
                                                              -----------------------   --------------------------
                                                              POLICY                     POLICY
                                                               CASH    IF THE POLICY      CASH      IF THE POLICY
INVESTMENT DIVISION                                           VALUE    IS SURRENDERED    VALUE     IS SURRENDERED
MainStay VP American Century Income & Growth(a)--Initial
 Class                                                         N/A          N/A             N/A            N/A
MainStay VP Bond--Initial Class                                N/A          N/A         $53,256        $52,641
MainStay VP Capital Appreciation--Initial Class                N/A          N/A          37,696         37,082
MainStay VP Cash Management(b)                                 N/A          N/A          47,031         46,416
MainStay VP Convertible--Initial Class                         N/A          N/A          27,684         26,661
MainStay VP Dreyfus Large Company Value--Initial Class         N/A          N/A          34,779         33,755
MainStay VP Eagle Asset Management Growth Equity--Initial
 Class                                                         N/A          N/A          28,326         27,302
MainStay VP Government--Initial Class                          N/A          N/A          51,842         51,228
MainStay VP Common Stock--Initial Class                        N/A          N/A          43,457         42,843
MainStay VP High Yield Corporate Bond--Initial Class           N/A          N/A          61,089         60,475
MainStay VP S&P Index--Initial Class                           N/A          N/A          44,224         43,610
MainStay VP International Equity--Initial Class                N/A          N/A          48,859         48,245
MainStay VP Total Return--Initial Class                        N/A          N/A          31,528         30,504
MainStay VP Value--Initial Class                               N/A          N/A          49,126         48,512
Alger American Small Capitalization--Class 0 Shares            N/A          N/A          42,464         41,850
Calvert Social Balanced                                        N/A          N/A          46,507         45,893
Fidelity(R) VIP Contrafund--Initial Class                      N/A          N/A          52,681         52,067
Fidelity(R) VIP Equity-Income--Initial Class                   N/A          N/A          50,200         49,586
Janus Aspen Series Balanced--Institutional Shares              N/A          N/A          50,330         49,716
Janus Aspen Series Worldwide Growth--Institutional Shares      N/A          N/A          38,678         38,064
Morgan Stanley UIF Emerging Markets Equity--Class I            N/A          N/A          47,809         47,195
T. Rowe Price Equity Income Portfolio                          N/A          N/A          37,967         36,944
---------------------------------------------------------------------------------------------------------------------------

This table is designed to demonstrate how the actual investment experience of NYLIAC's CSVUL Separate Account I would have affected the Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical policies held for specified time periods ending June 30, 2004. The illustration assumes a $7,500 annual premium that is allocated to each individual Investment Division. It also assumes that the insured is a 35 year-old Male, Medical Issue, Non-Smoker, the policy has a level death benefit option, the policy face amount is $350,000 and that all policies were purchased on the first day that the Investment Division was made available for NYLIAC's CSVUL Separate Account I.

We encourage you to obtain a personalized illustration that will reflect the applicable fees and charges.

Current charges, which include a sales expense charge (2%), state tax (2%), federal tax (1.25%), monthly contract charges ($7.50), cost of insurance, separate account charges for mortality and expense risk (.70% for policy years 1-10 and .30% for policy years 11 and subsequent) and total fund operating expenses have been used to determine policy values. If guaranteed charges were used, the results would be lower. Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

NOT VALID WITHOUT QUARTERLY AVERAGE ANNUAL RETURNS OF EACH INVESTMENT DIVISION OF THE SEPARATE ACCOUNT.

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2004
(Unaudited)


                                                              MAINSTAY VP                       MAINSTAY VP
                                             MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON
                                                BOND--       APPRECIATION--        CASH           STOCK--
                                            INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $  4,895,336     $ 21,344,940     $  3,594,351     $ 30,687,458

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................          7,924           37,398            2,227           55,481
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  4,887,412     $ 21,307,542     $  3,592,124     $ 30,631,977
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $  4,754,201     $ 21,307,542     $    165,740     $ 30,378,951
    CESVUL2 Policies......................             --               --        2,846,808          252,920
    CESVUL3 Policies......................        133,211               --          579,576              106
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  4,887,412     $ 21,307,542     $  3,592,124     $ 30,631,977
                                             ============     ============     ============     ============
    CSVUL Variable accumulation unit
      value...............................   $      13.89     $       8.79     $       1.18     $      10.82
                                             ============     ============     ============     ============
    CESVUL2 Variable accumulation unit
      value...............................   $         --     $         --     $       1.01     $      12.45
                                             ============     ============     ============     ============
    CESVUL3 Variable accumulation unit
      value...............................   $       9.87     $         --     $       1.00     $      10.05
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $  4,865,937     $ 33,113,691     $  3,594,383     $ 38,910,525
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
                                        HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP          S&P 500
    CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--         INDEX--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $    211,458     $    943,926     $  3,792,069     $ 17,858,632     $     60,422     $     28,383     $ 95,206,153

              129            1,540            6,425           29,186               35               --          168,279
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    211,329     $    942,386     $  3,785,644     $ 17,829,446     $     60,387     $     28,383     $ 95,037,874
     ============     ============     ============     ============     ============     ============     ============
     $        288     $    881,902     $  3,637,473     $ 16,718,733     $         --     $         --     $ 94,493,044
          211,041           53,199           83,725          337,933           58,159               --          283,705
               --            7,285           64,446          772,780            2,228           28,383          261,125
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    211,329     $    942,386     $  3,785,644     $ 17,829,446     $     60,387     $     28,383     $ 95,037,874
     ============     ============     ============     ============     ============     ============     ============
            10.14
     $                $      13.56     $      14.86     $      11.81     $         --     $         --     $      10.71
     ============     ============     ============     ============     ============     ============     ============
            12.05
     $                $      10.38     $      13.43     $      13.07     $      13.99     $         --     $      10.77
     ============     ============     ============     ============     ============     ============     ============
     $         --     $      10.09     $       9.97     $      10.15     $      10.26     $       9.95     $      10.13
     ============     ============     ============     ============     ============     ============     ============
     $    207,127     $    935,817     $  3,289,028     $ 17,608,639     $     49,268     $     28,512     $112,131,383
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)

                                                                                                MAINSTAY VP
                                             MAINSTAY VP                                          AMERICAN
                                              SMALL CAP       MAINSTAY VP      MAINSTAY VP     CENTURY INCOME
                                               GROWTH--      TOTAL RETURN--      VALUE--        AND GROWTH--
                                            INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $      2,606     $  1,198,865     $  2,631,823     $      4,148

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................             --            2,345            2,443                3
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $      2,606     $  1,196,520     $  2,629,380     $      4,145
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $         --     $  1,196,520     $  2,555,923     $         --
    CESVUL2 Policies......................             --               --           73,457            4,145
    CESVUL3 Policies......................          2,606               --               --               --
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $      2,606     $  1,196,520     $  2,629,380     $      4,145
                                             ============     ============     ============     ============
    CSVUL Variable accumulation unit
      value...............................   $         --     $       8.68     $      10.16     $         --
                                             ============     ============     ============     ============
    CESVUL2 Variable accumulation unit
      value...............................   $         --     $         --     $      13.56     $      11.12
                                             ============     ============     ============     ============
    CESVUL3 Variable accumulation unit
      value...............................   $       9.76     $         --     $         --     $         --
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $      2,589     $  1,180,473     $  2,495,631     $      3,728
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      MAINSTAY VP
     MAINSTAY VP      EAGLE ASSET      MAINSTAY VP
    DREYFUS LARGE      MANAGEMENT      LORD ABBETT     ALGER AMERICAN    ALGER AMERICAN                       DREYFUS IP
       COMPANY           GROWTH         DEVELOPING       LEVERAGED           SMALL                            TECHNOLOGY
       VALUE--          EQUITY--         GROWTH--         ALLCAP--      CAPITALIZATION--   CALVERT SOCIAL      GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    CLASS O SHARES    CLASS O SHARES       BALANCED      INITIAL SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $    439,602     $    405,930     $         --     $      4,431      $    299,132      $     66,942     $    126,818

              679              542               --               --               403                15                2
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $    438,923     $    405,388     $         --     $      4,431      $    298,729      $     66,927     $    126,816
     ============     ============     ============     ============      ============      ============     ============
     $    377,007     $    256,707     $         --     $         --      $    189,966      $      8,404     $         --
           44,971          144,991               --               --           106,348                --            3,423
           16,945            3,690               --            4,431             2,415            58,523          123,393
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $    438,923     $    405,388     $         --     $      4,431      $    298,729      $     66,927     $    126,816
     ============     ============     ============     ============      ============      ============     ============
     $      10.65     $       5.70     $         --     $         --      $       8.62      $      11.25     $         --
     ============     ============     ============     ============      ============      ============     ============
     $      13.17     $       9.65     $         --     $         --      $      13.27      $         --     $       9.65
     ============     ============     ============     ============      ============      ============     ============
     $       9.94     $       9.62     $         --     $      10.21      $       9.84      $      10.13     $       9.43
     ============     ============     ============     ============      ============      ============     ============
     $    434,868     $    481,066     $         --     $      4,341      $    239,508      $     65,536     $    130,984
     ============     ============     ============     ============      ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)


                                             DREYFUS VIF                       FIDELITY(R) VIP
                                              DEVELOPING     FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP
                                              LEADERS--      CONTRAFUND(R)--      INCOME--          GROWTH--
                                            INITIAL SHARES    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                            --------------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $    307,286     $  1,510,218      $  1,895,876      $    353,479

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................            193            1,415             3,148               162
                                             ------------     ------------      ------------      ------------
      Total net assets....................   $    307,093     $  1,508,803      $  1,892,728      $    353,317
                                             ============     ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $         --     $    420,465      $  1,770,038      $         --
    CESVUL2 Policies......................        306,780        1,082,245            46,717           257,267
    CESVUL3 Policies......................            313            6,093            75,973            96,050
                                             ------------     ------------      ------------      ------------
      Total net assets....................   $    307,093     $  1,508,803      $  1,892,728      $    353,317
                                             ============     ============      ============      ============
    CSVUL Variable accumulation unit
      value...............................   $         --     $      14.26      $      11.68      $         --
                                             ============     ============      ============      ============
    CESVUL2 Variable accumulation unit
      value...............................   $      10.38     $      12.53      $      13.80      $      10.20
                                             ============     ============      ============      ============
    CESVUL3 Variable accumulation unit
      value...............................   $       9.66     $      10.20      $      10.04      $       9.73
                                             ============     ============      ============      ============
Identified Cost of Investment.............   $    266,196     $  1,303,473      $  1,736,820      $    327,964
                                             ============     ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                            JANUS ASPEN      JANUS ASPEN
                                                                           JANUS ASPEN         SERIES           SERIES
                    FIDELITY(R) VIP                                           SERIES          MID CAP         WORLDWIDE
  FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP     BALANCED--        GROWTH--         GROWTH--
    INDEX 500--      GRADE BOND--        MID-CAP--        OVERSEAS--      INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL
   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES           SHARES           SHARES
  ------------------------------------------------------------------------------------------------------------------------
<S
   $  2,458,291      $  2,627,411      $    714,213      $     61,388      $ 11,821,347     $     53,307     $    514,201

            425               430               252                10            19,571               --              825
   ------------      ------------      ------------      ------------      ------------     ------------     ------------
   $  2,457,866      $  2,626,981      $    713,961      $     61,378      $ 11,801,776     $     53,307     $    513,376
   ============      ============      ============      ============      ============     ============     ============
   $         --      $         --      $         --      $         --      $ 10,992,700     $         --     $    454,188
        771,031           693,909           386,510            17,123           623,807               --           59,088
      1,686,835         1,933,072           327,451            44,255           185,269           53,307              100
   ------------      ------------      ------------      ------------      ------------     ------------     ------------
   $  2,457,866      $  2,626,981      $    713,961      $     61,378      $ 11,801,776     $     53,307     $    513,376
   ============      ============      ============      ============      ============     ============     ============
   $         --      $         --      $         --      $         --      $      14.82     $         --     $      10.04
   ============      ============      ============      ============      ============     ============     ============
   $      12.46      $      11.38      $      12.67      $      13.34      $      10.78     $         --     $       9.45
   ============      ============      ============      ============      ============     ============     ============
   $      10.04      $       9.91      $       9.85      $       9.29      $       9.97     $      10.06     $       9.00
   ============      ============      ============      ============      ============     ============     ============
   $  2,385,379      $  2,681,086      $    646,569      $     59,566      $ 11,613,599     $     51,962     $    566,529
   ============      ============      ============      ============      ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)

                                                                             MFS(R)                          MORGAN STANLEY
                                        LORD ABBETT                            NEW                                UIF
                                          MID-CAP      MFS(R) INVESTORS     DISCOVERY     MFS(R) UTILITIES      EMERGING
                                           VALUE        TRUST SERIES--      SERIES--          SERIES--          MARKETS
                                         PORTFOLIO      INITIAL CLASS     INITIAL CLASS    INITIAL CLASS     DEBT--CLASS I
                                        -----------------------------------------------------------------------------------
ASSETS:
  Investment at net asset value.......  $   462,654      $    109,000     $      4,448      $    239,014      $     51,445

LIABILITIES:
  Liability to New York Life Insurance
    and Annuity Corporation for
    mortality and expense risk
    charges...........................          281                69               --               147                --
                                        ------------     ------------     ------------      ------------      ------------
      Total net assets................  $   462,373      $    108,931     $      4,448      $    238,867      $     51,445
                                        ============     ============     ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies....................  $        --      $         --     $         --      $         --      $         --
    CESVUL2 Policies..................      462,373           108,931               --           238,867                --
    CESVUL3 Policies..................           --                --            4,448                --            51,445
                                        ------------     ------------     ------------      ------------      ------------
      Total net assets................  $   462,373      $    108,931     $      4,448      $    238,867      $     51,445
                                        ============     ============     ============      ============      ============
    CSVUL Variable accumulation unit
      value...........................  $        --      $         --     $         --      $         --      $         --
                                        ============     ============     ============      ============      ============
    CESVUL2 Variable accumulation unit
      value...........................  $     13.16      $      11.84     $         --      $      11.80      $         --
                                        ============     ============     ============      ============      ============
    CESVUL3 Variable accumulation unit
      value...........................  $        --      $         --     $       9.41      $         --      $       9.52
                                        ============     ============     ============      ============      ============
Identified Cost of Investment.........  $   399,432      $     96,487     $      4,594      $    209,658      $     50,862
                                        ============     ============     ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

          MORGAN STANLEY                      SCUDDER VIT                      T. ROWE PRICE
                UIF         MORGAN STANLEY     SMALL CAP                          PERSONAL                       T. ROWE PRICE
             EMERGING          UIF U.S.          INDEX        T. ROWE PRICE       STRATEGY      T. ROWE PRICE    INTERNATIONAL
              MARKETS       REAL ESTATE--    FUND--CLASS A    EQUITY INCOME       BALANCED       LIMITED-TERM        STOCK
          EQUITY--CLASS I      CLASS I           SHARES         PORTFOLIO        PORTFOLIO      BOND PORTFOLIO     PORTFOLIO
          ---------------------------------------------------------------------------------------------------------------------
           $     28,739      $  1,073,737     $    161,838     $  2,352,288     $    461,024     $    165,966     $     22,145

                     41               412                2            1,849               --               99               --
           ------------      ------------     ------------     ------------     ------------     ------------     ------------
           $     28,698      $  1,073,325     $    161,836     $  2,350,439     $    461,024     $    165,867     $     22,145
           ============      ============     ============     ============     ============     ============     ============
           $     23,933      $         --     $         --     $    370,725     $         --     $         --     $         --
                     --           756,697            3,661        1,880,809               --          160,025               --
                  4,765           316,628          158,175           98,905          461,024            5,842           22,145
           ------------      ------------     ------------     ------------     ------------     ------------     ------------
           $     28,698      $  1,073,325     $    161,836     $  2,350,439     $    461,024     $    165,867     $     22,145
           ============      ============     ============     ============     ============     ============     ============
           $      10.14      $         --     $         --     $      12.87     $         --     $         --     $         --
           ============      ============     ============     ============     ============     ============     ============
           $         --      $      13.26     $      11.04     $      10.96     $         --     $      10.53     $         --
           ============      ============     ============     ============     ============     ============     ============
           $       8.79      $      10.75     $      10.16     $      10.14     $      10.00     $       9.93     $       9.97
           ============      ============     ============     ============     ============     ============     ============
           $     23,691      $    926,449     $    158,360     $  2,110,108     $    461,024     $    169,327     $     22,218
           ============      ============     ============     ============     ============     ============     ============


              VAN ECK
             WORLDWIDE
              ABSOLUTE
               RETURN
           --------------
            $      4,273
                      --
            ------------
            $      4,273
            ============
            $         --
                      --
                   4,273
            ------------
            $      4,273
            ============
            $         --
            ============
            $         --
            ============
            $       9.81
            ============
            $      4,354
            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004
(Unaudited)


                                                              MAINSTAY VP                       MAINSTAY VP
                                             MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON         MAINSTAY VP
                                                BOND--       APPRECIATION--        CASH           STOCK--        CONVERTIBLE--
                                            INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS     INITIAL CLASS
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $          --    $          --    $      11,960    $          --     $          --
  Mortality and expense risk charges......        (15,600)         (74,883)          (5,468)        (109,607)             (242)
                                            -------------    -------------    -------------    -------------     -------------
      Net investment income (loss)........        (15,600)         (74,883)           6,492         (109,607)             (242)
                                            -------------    -------------    -------------    -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......         81,796          429,607       10,623,825        2,458,820             1,691
  Cost of investments sold................        (74,848)        (667,311)     (10,624,008)      (3,417,504)           (1,458)
                                            -------------    -------------    -------------    -------------     -------------
      Net realized gain (loss) on
        investments.......................          6,948         (237,704)            (183)        (958,684)              233
  Realized gain distribution received.....             --               --               --               --                --
  Change in unrealized appreciation
    (depreciation) on investments.........        (11,676)         476,199              130        1,764,319               609
                                            -------------    -------------    -------------    -------------     -------------
      Net gain (loss) on investments......         (4,728)         238,495              (53)         805,635               842
                                            -------------    -------------    -------------    -------------     -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $     (20,328)   $     163,612    $       6,439    $     696,028     $         600
                                            =============    =============    =============    =============     =============

                                                              MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                                               AMERICAN         DREYFUS        EAGLE ASSET       MAINSTAY VP
                                                                CENTURY          LARGE          MANAGEMENT       LORD ABBETT
                                             MAINSTAY VP      INCOME AND        COMPANY           GROWTH          DEVELOPING
                                               VALUE--         GROWTH--         VALUE--          EQUITY--          GROWTH--
                                            INITIAL CLASS    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS(A)
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $          --    $         --    $          --    $          --     $          --
  Mortality and expense risk charges......         (2,424)             (5)          (1,364)          (1,105)               --
                                            -------------    -------------   -------------    -------------     -------------
      Net investment income (loss)........         (2,424)             (5)          (1,364)          (1,105)               --
                                            -------------    -------------   -------------    -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......          7,079              46           26,407           28,195                --
  Cost of investments sold................         (6,322)            (43)         (26,195)         (38,558)               16
                                            -------------    -------------   -------------    -------------     -------------
      Net realized gain (loss) on
        investments.......................            757               3              212          (10,363)               16
  Realized gain distribution received.....             --              --               --               --                --
  Change in unrealized appreciation
    (depreciation) on investments.........        124,052             185           11,142           (8,227)               --
                                            -------------    -------------   -------------    -------------     -------------
      Net gain (loss) on investments......        124,809             188           11,354          (18,590)               16
                                            -------------    -------------   -------------    -------------     -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $     122,385    $        183    $       9,990    $     (19,695)    $          16
                                            =============    =============   =============    =============     =============

 Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through June 2004.
(b) For the period June 2004 (Commencement of Investments) through June 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                          MAINSTAY VP       MAINSTAY
                          HIGH YIELD           VP          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
       MAINSTAY VP         CORPORATE      INTERNATIONAL      MID CAP           MID CAP           S&P 500         SMALL CAP
      GOVERNMENT--          BOND--          EQUITY--          CORE--           GROWTH--          INDEX--          GROWTH--
      INITIAL CLASS      INITIAL CLASS    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS(A)   INITIAL CLASS   INITIAL CLASS(A)
    --------------------------------------------------------------------------------------------------------------------------
      $          --      $          --    $          --   $          --     $          --     $         --     $          --
             (3,094)           (12,480)         (57,592)            (66)               (5)        (329,040)               (2)
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
             (3,094)           (12,480)         (57,592)            (66)               (5)        (329,040)               (2)
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
             43,175             99,162          332,334             712                74        2,850,644                18
            (44,016)           (93,105)        (331,479)           (529)              (76)      (3,478,208)              (19)
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
               (841)             6,057              855             183                (2)        (627,564)               (1)
                 --                 --               --              --                --               --                --
             (3,166)            81,925          494,865           2,992              (129)       3,641,913                17
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
             (4,007)            87,982          495,720           3,175              (131)       3,014,349                16
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
      $      (7,101)     $      75,502    $     438,128   $       3,109     $        (136)    $  2,685,309     $          14
      =============      =============    =============   =============     =============     =============    =============


       MAINSTAY VP
          TOTAL
         RETURN--
      INITIAL CLASS
     ----------------
      $          --
             (4,868)
      -------------
             (4,868)
      -------------
            340,383
           (469,332)
      -------------
           (128,949)
                 --
            133,104
      -------------
              4,155
      -------------
      $        (713)
      =============

     ALGER AMERICAN      ALGER AMERICAN                      DREYFUS IP       DREYFUS VIF                        FIDELITY(R) VIP
        LEVERAGED            SMALL            CALVERT        TECHNOLOGY        DEVELOPING      FIDELITY(R) VIP       EQUITY-
        ALLCAP--        CAPITALIZATION--      SOCIAL          GROWTH--         LEADERS--       CONTRAFUND(R)--       INCOME--
    CLASS O SHARES(A)    CLASS O SHARES      BALANCED      INITIAL SHARES    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------------
      $          --      $          --     $          --   $          --     $          --      $       4,483     $      27,533
                 (3)              (783)              (41)            (53)             (359)            (2,644)           (5,977)
      -------------      -------------     -------------   -------------     -------------      -------------     -------------
                 (3)              (783)              (41)            (53)             (359)             1,839            21,556
      -------------      -------------     -------------   -------------     -------------      -------------     -------------
                 33             26,690            20,217         259,747            27,454             61,993            57,022
                (33)           (25,397)          (18,076)       (262,189)          (21,773)           (62,077)          (53,156)
      -------------      -------------     -------------   -------------     -------------      -------------     -------------
                 --              1,293             2,141          (2,442)            5,681                (84)            3,866
                 --                 --                --              --                --                 --             6,577
                 89             21,577              (729)         (4,163)              720             79,640            21,020
      -------------      -------------     -------------   -------------     -------------      -------------     -------------
                 89             22,870             1,412          (6,605)            6,401             79,556            31,463
      -------------      -------------     -------------   -------------     -------------      -------------     -------------
      $          86      $      22,087     $       1,371   $      (6,658)    $       6,042      $      81,395     $      53,019
      =============      =============     =============   =============     =============      =============     =============


     FIDELITY(R) VIP
         GROWTH--
      INITIAL CLASS
    --------------------------------------------------
      $         642
               (306)
      -------------
                336
      -------------
              2,879
             (2,810)
      -------------
                 69
                 --
              3,389
      -------------
              3,458
      -------------
      $       3,794
      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
(Unaudited)

                                                              FIDELITY(R) VIP                                        JANUS ASPEN
                                                                INVESTMENT                                              SERIES
                                            FIDELITY(R) VIP        GRADE        FIDELITY(R) VIP   FIDELITY(R) VIP     BALANCED--
                                              INDEX 500--         BOND--           MID-CAP--        OVERSEAS--      INSTITUTIONAL
                                             INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................   $       6,753     $      29,466     $          --     $         152    $      90,754
  Mortality and expense risk charges......            (722)           (1,654)             (469)              (19)         (38,758)
                                             -------------     -------------     -------------     -------------    -------------
      Net investment income (loss)........           6,031            27,812              (469)              133           51,996
                                             -------------     -------------     -------------     -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......           5,669            54,208            46,101               283          226,436
  Cost of investments sold................          (4,743)          (57,545)          (32,680)             (219)        (189,977)
                                             -------------     -------------     -------------     -------------    -------------
      Net realized gain (loss) on
        investments.......................             926            (3,337)           13,421                64           36,459
  Realized gain distribution received.....              --            21,195                --                --               --
  Change in unrealized appreciation
    (depreciation) on investments.........          17,308           (65,729)           11,987                41           86,264
                                             -------------     -------------     -------------     -------------    -------------
      Net gain (loss) on investments......          18,234           (47,871)           25,408               105          122,723
                                             -------------     -------------     -------------     -------------    -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................   $      24,265     $     (20,059)    $      24,939     $         238    $     174,719
                                             =============     =============     =============     =============    =============

                                                                              MORGAN STANLEY                     SCUDDER VIT
                                                MFS(R)       MORGAN STANLEY    UIF EMERGING    MORGAN STANLEY     SMALL CAP
                                              UTILITIES       UIF EMERGING       MARKETS       UIF U.S. REAL     INDEX FUND--
                                               SERIES--      MARKETS DEBT--      EQUITY--         ESTATE--         CLASS A
                                            INITIAL CLASS      CLASS I(A)        CLASS I          CLASS I           SHARES
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $       3,516    $          --    $          --    $          --    $         399
  Mortality and expense risk charges......           (288)              --              (93)            (891)             (39)
                                            -------------    -------------    -------------    -------------    -------------
      Net investment income (loss)........          3,228               --              (93)            (891)             360
                                            -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......          2,964                8            8,923           23,014          142,585
  Cost of investments sold................         (2,685)              (8)          (5,930)         (21,301)        (141,834)
                                            -------------    -------------    -------------    -------------    -------------
      Net realized gain (loss) on
        investments.......................            279               --            2,993            1,713              751
  Realized gain distribution received.....             --               --               --               --               --
  Change in unrealized appreciation
    (depreciation) on investments.........          9,828              583           (3,618)          47,438            3,453
                                            -------------    -------------    -------------    -------------    -------------
      Net gain (loss) on investments......         10,107              583             (625)          49,151            4,204
                                            -------------    -------------    -------------    -------------    -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $      13,335    $         583    $        (718)   $      48,260    $       4,564
                                            =============    =============    =============    =============    =============

 Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through June 2004.
(b) For the period June 2004 (Commencement of Investments) through June 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

     JANUS ASPEN     JANUS ASPEN
       SERIES          SERIES                          MFS(R)
       MID CAP        WORLDWIDE      LORD ABBETT      INVESTORS        MFS(R) NEW
      GROWTH--        GROWTH--         MID-CAP          TRUST          DISCOVERY
    INSTITUTIONAL   INSTITUTIONAL       VALUE         SERIES--          SERIES--
      SHARES(A)        SHARES         PORTFOLIO     INITIAL CLASS   INITIAL CLASS(A)
    --------------------------------------------------------------------------------
    $         --    $      2,531    $         --    $        676     $          --
              (4)         (1,705)           (488)           (135)               (2)
    -------------   -------------   -------------   -------------    -------------
              (4)            826            (488)            541                (2)
    -------------   -------------   -------------   -------------    -------------
          21,374          17,537           5,381           2,141             7,054
         (21,265)        (30,229)         (4,326)         (1,841)           (7,091)
    -------------   -------------   -------------   -------------    -------------
             109         (12,692)          1,055             300               (37)
              --              --              --              --                --
           1,346          (7,848)         32,405           1,431              (146)
    -------------   -------------   -------------   -------------    -------------
           1,455         (20,540)         33,460           1,731              (183)
    -------------   -------------   -------------   -------------    -------------
    $      1,451    $    (19,714)   $     32,972    $      2,272     $        (185)
    =============   =============   =============   =============    =============

                    T. ROWE PRICE
    T. ROWE PRICE     PERSONAL      T. ROWE PRICE   T. ROWE PRICE       VAN ECK
       EQUITY         STRATEGY        LIMITED-      INTERNATIONAL      WORLDWIDE
       INCOME         BALANCED        TERM BOND         STOCK           ABSOLUTE
      PORTFOLIO     PORTFOLIO(B)      PORTFOLIO     PORTFOLIO(B)       RETURN(A)
    --------------------------------------------------------------------------------
    $     14,283    $         --    $      2,582    $         --     $          --
          (3,518)             --            (191)             --                (3)
    -------------   -------------   -------------   -------------    -------------
          10,765              --           2,391              --                (3)
    -------------   -------------   -------------   -------------    -------------
         237,918              --           1,375              --                36
        (234,352)             --          (1,367)             --               (36)
    -------------   -------------   -------------   -------------    -------------
           3,566              --               8              --                --
          10,693              --              --              --                --
          65,269              --          (2,925)            (73)              (81)
    -------------   -------------   -------------   -------------    -------------
          79,528              --          (2,917)            (73)              (81)
    -------------   -------------   -------------   -------------    -------------
    $     90,293    $         --    $       (526)   $        (73)    $         (84)
    =============   =============   =============   =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2004 and the year ended December 31, 2003
(Unaudited)


                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                    BOND--                CAPITAL APPRECIATION--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004           2003
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    (15,600)  $    135,803   $    (74,883)  $    (89,823)
    Net realized gain (loss) on investments.............         6,948         12,642       (237,704)      (546,602)
    Realized gain distribution received.................            --         97,348             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       (11,676)      (100,260)       476,199      5,113,167
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       (20,328)       145,533        163,612      4,476,742
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       628,947        632,778        105,472        235,823
    Cost of insurance...................................       (67,129)      (129,801)      (263,016)      (514,720)
    Policyowners' surrenders............................            --             --         (1,960)       (14,435)
    Net transfers from (to) Fixed Account...............         7,289            111             --             --
    Transfers between Investment Divisions..............       371,544             --             --             --
    Policyowners' death benefits........................            --        (11,726)       (88,319)       (31,025)
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       940,651        491,362       (247,823)      (324,357)
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (6)          (183)        (1,672)        (5,756)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       920,317        636,712        (85,883)     4,146,629
NET ASSETS:
    Beginning of period.................................     3,967,095      3,330,383     21,393,425     17,246,796
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $  4,887,412   $  3,967,095   $ 21,307,542   $ 21,393,425
                                                          ============   ============   ============   ============


                                                                  MAINSTAY VP
                                                                  HIGH YIELD                    MAINSTAY VP
                                                               CORPORATE BOND--           INTERNATIONAL EQUITY--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004           2003
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    (12,480)  $    196,285   $    (57,592)  $    163,711
    Net realized gain (loss) on investments.............         6,057         (8,169)           855       (110,996)
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        81,925        672,367        494,865      3,640,343
                                                          ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
          from operations...............................        75,502        860,483        438,128      3,693,058
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       479,798        525,802        930,580        203,990
    Cost of insurance...................................       (58,803)      (108,413)      (205,291)      (386,319)
    Policyowners' surrenders............................       (30,090)       (77,843)        (2,133)       (20,992)
    Net transfers from (to) Fixed Account...............        63,855         (1,558)         4,375            613
    Transfers between Investment Divisions..............            --             --        335,042        164,964
    Policyowners' death benefits........................            --        (10,976)       (65,455)       (22,912)
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       454,760        327,012        997,118        (60,656)
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (281)        (1,295)        (1,493)        (5,277)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       529,981      1,186,200      1,433,753      3,627,125
NET ASSETS:
    Beginning of period.................................     3,255,663      2,069,463     16,395,693     12,768,568
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $  3,785,644   $  3,255,663   $ 17,829,446   $ 16,395,693
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.
(b) For the period April 2004 (Commencement of Investments) through June 2004.
(c) For the period June 2004 (Commencement of Investments) through June 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $      6,492   $     20,659   $   (109,607)  $    102,259   $       (242)  $      3,569   $     (3,094)  $     33,041
            (183)          (118)      (958,684)      (612,408)           233             54           (841)         2,897
              --             --             --             --             --             --             --             --
             130           (144)     1,764,319      6,962,857            609          3,774         (3,166)       (26,204)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           6,439         20,397        696,028      6,452,708            600          7,397         (7,101)         9,734
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         274,622      1,261,989      1,115,511      1,203,930         33,639          5,481        162,334        145,637
         (51,670)      (122,944)      (399,648)      (776,780)        (1,534)          (402)       (14,810)       (30,409)
          (8,689)            --             --        (44,838)            --             --             --             --
      (3,992,232)     5,616,610             26          1,427             --             74        (18,554)        21,596
      (1,163,823)    (2,519,794)    (1,844,819)            --             --        164,964             --             --
              --             --       (113,503)       (39,705)            --             --             --         (2,813)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,941,792)     4,235,861     (1,242,433)       344,034         32,105        170,117        128,970        134,011
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              (6)           (16)        (2,951)        (8,355)            (2)            (1)             6             (5)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,935,359)     4,256,242       (549,356)     6,788,387         32,703        177,513        121,875        143,740
       8,527,483      4,271,241     31,181,333     24,392,946        178,626          1,113        820,511        676,771
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  3,592,124   $  8,527,483   $ 30,631,977   $ 31,181,333   $    211,329   $    178,626   $    942,386   $    820,511
    ============   ============   ============   ============   ============   ============   ============   ============


                                   MAINSTAY VP                                   MAINSTAY VP
            MAINSTAY VP              MID CAP              MAINSTAY VP             SMALL CAP             MAINSTAY VP
          MID CAP CORE--            GROWTH--            S&P 500 INDEX--           GROWTH--            TOTAL RETURN--
           INITIAL CLASS          INITIAL CLASS          INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
    ---------------------------   -------------   ---------------------------   -------------   ---------------------------
        2004           2003          2004(B)          2004           2003          2004(B)          2004           2003
    -----------------------------------------------------------------------------------------------------------------------
    $        (66)  $         94   $         (5)   $   (329,040)  $    536,396   $         (2)   $     (4,868)  $     13,991
             183             63             (2)       (627,564)    (1,259,866)            (1)       (128,949)       (23,833)
              --             --             --              --             --             --              --             --
           2,992          8,625           (129)      3,641,913     20,982,488             17         133,104        216,859
    ------------   ------------   ------------    ------------   ------------   ------------    ------------   ------------
           3,109          8,782           (136)      2,685,309     20,259,018             14            (713)       207,017
    ------------   ------------   ------------    ------------   ------------   ------------    ------------   ------------
          10,352         21,494             --       1,107,920      1,303,197            323         279,648        288,890
            (650)          (921)           (70)     (1,160,453)    (2,200,223)           (22)        (17,890)       (36,206)
              --             --             --         (37,198)       (33,558)            --              --             --
           2,187             --         28,589            (490)         1,023          2,291              --             --
              --             --             --        (592,603)       164,964             --        (320,717)            --
              --             --             --        (379,036)      (132,281)            --              --             --
    ------------   ------------   ------------    ------------   ------------   ------------    ------------   ------------
          11,889         20,573         28,519      (1,061,860)      (896,878)         2,592         (58,959)       252,684
    ------------   ------------   ------------    ------------   ------------   ------------    ------------   ------------
              (3)            (4)            --          (8,889)       (26,319)            --             (76)          (263)
    ------------   ------------   ------------    ------------   ------------   ------------    ------------   ------------
          14,995         29,351         28,383       1,614,560     19,335,821          2,606         (59,748)       459,438
          45,392         16,041             --      93,423,314     74,087,493             --       1,256,268        796,830
    ------------   ------------   ------------    ------------   ------------   ------------    ------------   ------------
    $     60,387   $     45,392   $     28,383    $ 95,037,874   $ 93,423,314   $      2,606    $  1,196,520   $  1,256,268
    ============   ============   ============    ============   ============   ============    ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004 and the year ended December 31, 2003
(Unaudited)


                                                                                                MAINSTAY VP
                                                                  MAINSTAY VP                AMERICAN CENTURY
                                                                    VALUE--                 INCOME AND GROWTH--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004           2003
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (2,424)  $        697   $         (5)  $         43
    Net realized gain (loss) on investments.............           757            137              3            (10)
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       124,052         12,124            185            682
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       122,385         12,958            183            715
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        13,489         10,092             --          1,305
    Cost of insurance...................................        (6,616)        (2,914)           (41)           (74)
    Policyowners' surrenders............................            --             --             --             --
    Net transfers from (to) Fixed Account...............            --             --             --             --
    Transfers between Investment Divisions..............     2,438,947             --             --             --
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     2,445,820          7,178            (41)         1,231
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (61)            (5)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     2,568,144         20,131            142          1,946
NET ASSETS:
    Beginning of period.................................        61,236         41,105          4,003          2,057
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $  2,629,380   $     61,236   $      4,145   $      4,003
                                                          ============   ============   ============   ============


                                                                                                DREYFUS IP
                                                                    CALVERT                 TECHNOLOGY GROWTH--
                                                                SOCIAL BALANCED               INITIAL SHARES
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004         2003(A)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $        (41)  $        325   $        (53)  $         --
    Net realized gain (loss) on investments.............         2,141           (231)        (2,442)            --
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................          (729)         4,220         (4,163)            (3)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................         1,371          4,314         (6,658)            (3)
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................           414         12,547          3,039            969
    Cost of insurance...................................          (651)        (3,057)          (523)            --
    Policyowners' surrenders............................       (19,489)       (10,711)            --             --
    Net transfers from (to) Fixed Account...............        57,846           (924)         5,666             --
    Transfers between Investment Divisions..............            --             --        124,326             --
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............        38,120         (2,145)       132,508            969
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (2)            (5)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............        39,489          2,164        125,850            966
NET ASSETS:
    Beginning of period.................................        27,438         25,274            966             --
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $     66,927   $     27,438   $    126,816   $        966
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.
(b) For the period April 2004 (Commencement of Investments) through June 2004.
(c) For the period June 2004 (Commencement of Investments) through June 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                          MAINSTAY VP            MAINSTAY VP
            MAINSTAY VP                   EAGLE ASSET            LORD ABBETT    ALGER AMERICAN
           DREYFUS LARGE                  MANAGEMENT             DEVELOPING       LEVERAGED            ALGER AMERICAN
          COMPANY VALUE--               GROWTH EQUITY--           GROWTH--         ALLCAP--        SMALL CAPITALIZATION--
           INITIAL CLASS                 INITIAL CLASS          INITIAL CLASS   CLASS O SHARES         CLASS O SHARES
    ---------------------------   ---------------------------   -------------   --------------   ---------------------------
        2004           2003           2004           2003          2004(B)         2004(B)           2004           2003
    ------------------------------------------------------------------------------------------------------------------------
    $     (1,364)  $        516   $     (1,105)  $     (1,222)  $         --     $         (3)   $       (783)  $     (1,075)
             212         (4,790)       (10,363)       (13,856)            16               --           1,293        (12,098)
              --             --             --             --             --               --              --             --
          11,142         86,767         (8,227)        94,934             --               89          21,577         73,680
    ------------   ------------   ------------   ------------   ------------     ------------    ------------   ------------
           9,990         82,493        (19,695)        79,856             16               86          22,087         60,507
    ------------   ------------   ------------   ------------   ------------     ------------    ------------   ------------
          47,004         43,759         38,188        101,239             --               --           1,396         64,614
         (11,472)       (20,954)        (8,747)       (16,954)            --              (31)         (2,579)        (5,600)
         (13,117)            --        (18,314)            --             --               --         (22,427)       (10,882)
          17,162             --          3,871             --          2,187            4,376           1,450           (994)
              --             --             --             --         (2,203)              --          27,864         65,417
              --             --             --             --             --               --              --             --
    ------------   ------------   ------------   ------------   ------------     ------------    ------------   ------------
          39,577         22,805         14,998         84,285            (16)           4,345           5,704        112,555
    ------------   ------------   ------------   ------------   ------------     ------------    ------------   ------------
             (31)          (102)           (12)           (78)            --               --             (49)           (72)
    ------------   ------------   ------------   ------------   ------------     ------------    ------------   ------------
          49,536        105,196         (4,709)       164,063             --            4,431          27,742        172,990
         389,387        284,191        410,097        246,034             --               --         270,987         97,997
    ------------   ------------   ------------   ------------   ------------     ------------    ------------   ------------
    $    438,923   $    389,387   $    405,388   $    410,097   $         --     $      4,431    $    298,729   $    270,987
    ============   ============   ============   ============   ============     ============    ============   ============


            DREYFUS VIF                 FIDELITY(R) VIP                FIDELITY(R) VIP                FIDELITY(R) VIP
       DEVELOPING LEADERS--             CONTRAFUND(R)--                EQUITY-INCOME--                   GROWTH--
          INITIAL SHARES                 INITIAL CLASS                  INITIAL CLASS                  INITIAL CLASS
    ---------------------------   ---------------------------   -----------------------------   ---------------------------
        2004           2003           2004           2003           2004            2003            2004           2003
    -----------------------------------------------------------------------------------------------------------------------
    $       (359)  $       (269)  $      1,839   $     (1,022)  $    21,556     $      9,975    $        336   $       (113)
           5,681            808            (84)       (10,369)        3,866          (11,142)             69           (205)
              --             --             --             --         6,577               --              --             --
             720         42,257         79,640        212,453        21,020          376,339           3,389         24,484
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
           6,042         42,796         81,395        201,062        53,019          375,172           3,794         24,166
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
         130,109         50,590        100,803        177,654       268,904          274,097          43,309         13,919
          (3,133)        (4,972)       (19,957)       (30,125)      (28,819)         (52,134)         (2,667)        (1,435)
              --             --        (39,163)        (6,981)      (20,511)         (25,276)             --             --
         (23,943)        75,588          4,433           (678)       64,012             (769)        100,533         37,794
              --             --        131,028        457,096            --               --              --        118,945
              --             --             --             --            --           (5,076)             --             --
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
         103,033        121,206        177,144        596,966       283,586          190,842         141,175        169,223
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
             (12)           (16)          (106)          (169)         (158)            (464)             (7)            (8)
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
         109,063        163,986        258,433        797,859       336,447          565,550         144,962        193,381
         198,030         34,044      1,250,370        452,511     1,556,281          990,731         208,355         14,974
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
    $    307,093   $    198,030   $  1,508,803   $  1,250,370   $ 1,892,728     $  1,556,281    $    353,317   $    208,355
    ============   ============   ============   ============   ============    ============    ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004 and the year ended December 31, 2003
(Unaudited)


                                                                                              FIDELITY(R) VIP
                                                                FIDELITY(R) VIP                 INVESTMENT
                                                                  INDEX 500--                  GRADE BOND--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004           2003
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $      6,031   $        349   $     27,812   $      8,329
    Net realized gain (loss) on investments.............           926            132         (3,337)           405
    Realized gain distribution received.................            --             --         21,195          3,273
    Change in unrealized appreciation (depreciation) on
      investments.......................................        17,308         58,831        (65,729)         6,564
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        24,265         59,312        (20,059)        18,571
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     1,510,867         60,945        105,167        268,699
    Cost of insurance...................................        (5,259)        (7,311)       (10,143)       (22,177)
    Policyowners' surrenders............................            --             --         (8,772)       (13,495)
    Net transfers from (to) Fixed Account...............       478,046         97,184      1,917,068         59,390
    Transfers between Investment Divisions..............        55,729        130,834         27,864         65,417
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     2,039,383        281,652      2,031,184        357,834
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (16)           (24)            --             (8)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     2,063,632        340,940      2,011,125        376,397
NET ASSETS:
    Beginning of period.................................       394,234         53,294        615,856        239,459
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $  2,457,866   $    394,234   $  2,626,981   $    615,856
                                                          ============   ============   ============   ============


                                                                  JANUS ASPEN
                                                                    SERIES                      LORD ABBETT
                                                              WORLDWIDE GROWTH--               MID-CAP VALUE
                                                             INSTITUTIONAL SHARES                PORTFOLIO
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004           2003
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $        826   $      1,829   $       (488)  $      1,326
    Net realized gain (loss) on investments.............       (12,692)       (42,412)         1,055            201
    Realized gain distribution received.................            --             --             --          3,307
    Change in unrealized appreciation (depreciation) on
      investments.......................................        (7,848)       129,245         32,405         31,171
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       (19,714)        88,662         32,972         36,005
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        76,996        130,738             --         10,408
    Cost of insurance...................................       (11,059)       (20,539)        (4,972)        (2,667)
    Policyowners' surrenders............................        (4,782)       (16,957)            --             --
    Net transfers from (to) Fixed Account...............         4,405         22,197             --             --
    Transfers between Investment Divisions..............            --             --         89,230        291,942
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............        65,560        115,439         84,258        299,683
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (28)          (113)           (24)           (12)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............        45,818        203,988        117,206        335,676
NET ASSETS:
    Beginning of period.................................       467,558        263,570        345,167          9,491
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $    513,376   $    467,558   $    462,373   $    345,167
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.
(b) For the period April 2004 (Commencement of Investments) through June 2004.
(c) For the period June 2004 (Commencement of Investments) through June 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


                                                                        JANUS ASPEN               JANUS ASPEN
          FIDELITY(R) VIP               FIDELITY(R) VIP                   SERIES                     SERIES
             MID-CAP--                    OVERSEAS--                    BALANCED--              MID CAP GROWTH--
           INITIAL CLASS                 INITIAL CLASS             INSTITUTIONAL SHARES       INSTITUTIONAL SHARES
    ---------------------------   ---------------------------   ---------------------------   --------------------
        2004           2003           2004           2003           2004           2003             2004(B)
    --------------------------------------------------------------------------------------------------------------
    $       (469)  $       (225)  $        133   $          8   $     51,996   $    162,769       $         (4)
          13,421            (52)            64            124         36,459         35,295                109
              --             --             --             --             --             --                 --
          11,987         56,102             41          1,951         86,264      1,131,335              1,346
    ------------   ------------   ------------   ------------   ------------   ------------       ------------
          24,939         55,825            238          2,083        174,719      1,329,399              1,451
    ------------   ------------   ------------   ------------   ------------   ------------       ------------
          83,832         10,408          8,022          5,837        371,150        704,300                482
          (2,652)        (3,032)          (274)          (316)      (160,417)      (312,850)               (53)
         (10,794)            --             --             --        (27,512)       (17,322)                --
         286,505         64,789         43,694             --        183,729           (308)            45,465
          55,729        130,834             --             --             --             --              5,962
              --             --             --             --             --         (6,472)                --
    ------------   ------------   ------------   ------------   ------------   ------------       ------------
         412,620        202,999         51,442          5,521        366,950        367,348             51,856
    ------------   ------------   ------------   ------------   ------------   ------------       ------------
             (17)           (22)            --             (1)          (703)        (1,630)                --
    ------------   ------------   ------------   ------------   ------------   ------------       ------------
         437,542        258,802         51,680          7,603        540,966      1,695,117             53,307
         276,419         17,617          9,698          2,095     11,260,810      9,565,693                 --
    ------------   ------------   ------------   ------------   ------------   ------------       ------------
    $    713,961   $    276,419   $     61,378   $      9,698   $ 11,801,776   $ 11,260,810       $     53,307
    ============   ============   ============   ============   ============   ============       ============


              MFS(R)                 MFS(R)                                      MORGAN STANLEY          MORGAN STANLEY
             INVESTORS            NEW DISCOVERY             MFS(R)                    UIF                      UIF
          TRUST SERIES--            SERIES--          UTILITIES SERIES--        EMERGING MARKETS        EMERGING MARKETS
           INITIAL CLASS          INITIAL CLASS          INITIAL CLASS           DEBT--CLASS I           EQUITY--CLASS I
    ---------------------------   -------------   ---------------------------   ----------------   ---------------------------
        2004           2003          2004(B)          2004           2003           2004(B)            2004           2003
    --------------------------------------------------------------------------------------------------------------------------
    $        541   $        171   $         (2)   $      3,228   $      3,991     $         --     $        (93)  $       (158)
             300             47            (37)            279           (531)              --            2,993            386
              --             --             --              --             --               --               --             --
           1,431         13,434           (146)          9,828         55,934              583           (3,618)         9,331
    ------------   ------------   ------------    ------------   ------------     ------------     ------------   ------------
           2,272         13,652           (185)         13,335         59,394              583             (718)         9,559
    ------------   ------------   ------------    ------------   ------------     ------------     ------------   ------------
              --         52,039            322           3,979             --              129            2,382          7,827
          (2,002)        (3,628)           (22)         (2,668)        (4,436)              (8)            (962)        (2,230)
              --             --             --              --             --               --           (7,850)        (3,513)
              --             --          2,346              --             --           50,741            4,969           (335)
              --             --          1,987              --             --               --               --             --
              --             --             --              --             --               --               --             --
    ------------   ------------   ------------    ------------   ------------     ------------     ------------   ------------
          (2,002)        48,411          4,633           1,311         (4,436)          50,862           (1,461)         1,749
    ------------   ------------   ------------    ------------   ------------     ------------     ------------   ------------
              (3)            (6)            --             (12)           (28)              --               (3)           (13)
    ------------   ------------   ------------    ------------   ------------     ------------     ------------   ------------
             267         62,057          4,448          14,634         54,930           51,445           (2,182)        11,295
         108,664         46,607             --         224,233        169,303               --           30,880         19,585
    ------------   ------------   ------------    ------------   ------------     ------------     ------------   ------------
    $    108,931   $    108,664   $      4,448    $    238,867   $    224,233     $     51,445     $     28,698   $     30,880
    ============   ============   ============    ============   ============     ============     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004 and the year ended December 31, 2003
(Unaudited)


                                                                MORGAN STANLEY UIF                SCUDDER VIT
                                                                U.S. REAL ESTATE--          SMALL CAP INDEX FUND--
                                                                      CLASS I                   CLASS A SHARES
                                                            ---------------------------   ---------------------------
                                                                2004           2003           2004         2003(A)
                                                            ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)..........................  $       (891)  $       (998)  $        360   $         --
    Net realized gain (loss) on investments...............         1,713           (133)           751             --
    Realized gain distribution received...................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.........................................        47,438        130,922          3,453             25
                                                            ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations........................................        48,260        129,791          4,564             25
                                                            ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners...................       324,268         46,046          2,587            969
    Cost of insurance.....................................        (7,960)       (10,011)          (376)            --
    Policyowners' surrenders..............................            --             --             --             --
    Net transfers from (to) Fixed Account.................         4,811             --         63,523             --
    Transfers between Investment Divisions................        45,771        271,280         90,544             --
    Policyowners' death benefits..........................            --             --             --             --
                                                            ------------   ------------   ------------   ------------
      Net contributions and (withdrawals).................       366,890        307,315        156,278            969
                                                            ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account.............................             2            (48)            --             --
                                                            ------------   ------------   ------------   ------------
        Increase (decrease) in net assets.................       415,152        437,058        160,842            994
NET ASSETS:
    Beginning of period...................................       658,173        221,115            994             --
                                                            ------------   ------------   ------------   ------------
    End of period.........................................  $  1,073,325   $    658,173   $    161,836   $        994
                                                            ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.
(b) For the period April 2004 (Commencement of Investments) through June 2004.
(c) For the period June 2004 (Commencement of Investments) through June 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                   T. ROWE PRICE
                                     PERSONAL                                    T. ROWE PRICE
            T. ROWE PRICE            STRATEGY             T. ROWE PRICE          INTERNATIONAL       VAN ECK
            EQUITY INCOME            BALANCED           LIMITED-TERM BOND            STOCK          WORLDWIDE
              PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO     ABSOLUTE RETURN
     ---------------------------   -------------   ---------------------------   -------------   ---------------
         2004           2003          2004(C)          2004           2003          2004(C)          2004(B)
     -----------------------------------------------------------------------------------------------------------
     $     10,765   $     20,079   $         --    $      2,391   $      2,317   $         --     $         (3)
            3,566        (13,245)            --               8             32             --               --
           10,693             --             --              --            244             --               --
           65,269        321,824             --          (2,925)          (764)           (73)             (81)
     ------------   ------------   ------------    ------------   ------------   ------------     ------------
           90,293        328,658             --            (526)         1,829            (73)             (84)
     ------------   ------------   ------------    ------------   ------------   ------------     ------------
          295,686        305,157        461,024             259         35,235             --               --
          (37,751)       (63,610)            --          (1,208)        (1,986)            --              (33)
           (9,349)       (52,914)            --              --             --             --               --
          (34,932)        93,284             --           5,578             --         22,218            2,187
           92,531        427,720             --          27,865         65,418             --            2,203
               --             --             --              --             --             --               --
     ------------   ------------   ------------    ------------   ------------   ------------     ------------
          306,185        709,637        461,024          32,494         98,667         22,218            4,357
     ------------   ------------   ------------    ------------   ------------   ------------     ------------
             (100)          (200)            --              --             --             --               --
     ------------   ------------   ------------    ------------   ------------   ------------     ------------
          396,378      1,038,095        461,024          31,968        100,496         22,145            4,273
        1,954,061        915,966             --         133,899         33,403             --               --
     ------------   ------------   ------------    ------------   ------------   ------------     ------------
     $  2,350,439   $  1,954,061   $    461,024    $    165,867   $    133,899   $     22,145     $      4,273
     ============   ============   ============    ============   ============   ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies ("CSVUL policies"), CorpExec VUL II policies ("CESVUL2 policies") and CorpExec VUL III policies ("CESVUL 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC, NYLIFE Distributors LLC is a wholly owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Lord Abbett Series Fund, Inc., the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., Scudder VIT Funds, the T. Rowe Price Equity Series, Inc., and the
T. Rowe Price Fixed Income Series, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

The following Investment Divisions are available to CSVUL policyowners: Mainstay VP Bond, Mainstay VP Capital Appreciation, Mainstay VP Cash Management, Mainstay VP, Common Stock (formerly known as Mainstay VP Growth Equity), Mainstay VP Convertible, Mainstay VP Government, High Yield Corporate Bond, Mainstay VP S&P 500 Index (formerly known as Mainstay VP Indexed Equity), Mainstay VP International Equity, Mainstay VP Total Return, Mainstay VP Value, Mainstay VP American Century Income & Growth, Mainstay VP Dreyfus Large Company Value, Mainstay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization -- Class O Shares, Calvert Social Balanced, Fidelity(R) VIP Contrafund(R) -- Initial Class, Fidelity(R) Equity-Income -- Initial Class, Janus Aspen Series Balanced -- Institutional Shares, Janus Aspen Series Worldwide Growth -- Institutional Shares, Morgan Stanley UIF Emerging Markets Equity -- Class I, and T. Rowe Price Equity Income Portfolio.

The following Investment Divisions are available to CESVUL2 and CESVUL3 policyowners: Mainstay VP Bond, Mainstay VP Capital Appreciation, Mainstay VP Cash Management, Mainstay VP Common Stock (formerly known as Mainstay VP Growth Equity), Mainstay VP Convertible, Mainstay VP Government, Mainstay VP High Yield Corporate Bond, Mainstay VP International Equity, Mainstay VP Mid Cap Core, Mainstay VP Mid Cap Growth, Mainstay VP S&P 500 Index (formerly known as Mainstay VP Indexed Equity), Mainstay VP Small Cap Growth, Mainstay VP Total Return, Mainstay VP Value, Mainstay VP American Century Income & Growth, Mainstay VP Dreyfus Large Company Value, Mainstay VP Eagle Asset Management Growth Equity, Mainstay VP Lord Abbett Developing Growth, Alger American Leveraged AllCap -- Class O Shares, Alger American Small Capitalization -- Class O Shares, American Century VP International -- Class II, American Century VP Value -- Class II, Calvert Social Balanced, Dreyfus IP Technology
Growth -- Initial Shares, Dreyfus VIF Developing Leaders -- Initial Shares (formerly known as Dreyfus VIF Small Cap Growth), Fidelity(R) VIP
Contrafund(R) -- Initial Class, Fidelity(R) VIP Equity-Income -- Initial Class, Fidelity(R) VIP Growth -- Initial Class, Fidelity(R) VIP Index 500 -- Initial Class, Fidelity(R) VIP Investment Grade Bond -- Initial Class, Fidelity(R) VIP Mid-Cap -- Initial Class, Fidelity(R) VIP Overseas -- Initial Class, Fidelity(R) VIP Value Strategies -- Service Class 2, Janus Aspen Series Mid Cap
Growth -- Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Balanced -- Institutional Shares, Janus Aspen Series Worldwide Growth -- Institutional Shares, Lord Abbett Mid-Cap Value Portfolio, MFS(R) Investors Trust Series -- Initial Class, MFS(R) New Discovery
Series -- Initial Class, MFS(R) Utilities Series -- Initial Class, Morgan Stanley UIF Emerging Markets Debt -- Class I, Morgan Stanley UIF Emerging Markets Equity -- Class I, Morgan Stanley UIF U.S. Real Estate -- Class I, Scudder VIT EAFE(R) Equity Index Fund -- Class A Shares, Scudder VIT Small Cap Index Fund -- Class A Shares, T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Limited-Term Bond Portfolio, T. Rowe Price International Stock Portfolio and Van Eck Worldwide Absolute Return.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following investment divisions: American Century VP
International -- Class II, American Century VP Value -- Class II, Fidelity(R) VIP Value Strategies -- Service Class 2 and Scudder VIT EAFE(R) Equity Index Fund -- Class A Shares.

Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2004, the investments of CSVUL Separate Account-I are as follows:

                                       MAINSTAY VP                         MAINSTAY VP
                     MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON          MAINSTAY VP       MAINSTAY VP
                       BOND--        APPRECIATION--         CASH             STOCK--        CONVERTIBLE--     GOVERNMENT--
                    INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                   ---------------------------------------------------------------------------------------------------------
Number of
  shares.........          365             1,020             3,594             1,591                19                88
Identified
  cost...........      $ 4,866           $33,114           $ 3,594           $38,911           $   207           $   936

                     MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                      AMERICAN           DREYFUS         EAGLE ASSET       MAINSTAY VP          ALGER             ALGER
                       CENTURY            LARGE          MANAGEMENT        LORD ABBETT        AMERICAN           AMERICAN
                     INCOME AND          COMPANY           GROWTH          DEVELOPING         LEVERAGED           SMALL
                      GROWTH--           VALUE--          EQUITY--          GROWTH--          ALLCAP--       CAPITALIZATION--
                    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES     CLASS O SHARES
                   ----------------------------------------------------------------------------------------------------------
Number of
  shares.........           --                42                37                --                --                16
Identified
  cost...........      $     4           $   435           $   481           $    --           $     4           $   240


                       CALVERT
                       SOCIAL
                      BALANCED
                   ---------------
Number of
  shares.........           37
Identified
  cost...........      $    66

                                       JANUS ASPEN       JANUS ASPEN
                     JANUS ASPEN         SERIES            SERIES                              MFS(R)            MFS(R)
                       SERIES            MID CAP         WORLDWIDE--                          INVESTORS            NEW
                     BALANCED--         GROWTH--           GROWTH          LORD ABBETT          TRUST           DISCOVERY
                    INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     MID-CAP VALUE       SERIES--          SERIES--
                       SHARES            SHARES            SHARES           PORTFOLIO       INITIAL CLASS     INITIAL CLASS
                   ---------------------------------------------------------------------------------------------------------
Number of
  shares.........          509                 2                21                25                 7                --
Identified
  cost...........      $11,614           $    52           $   567           $   399           $    96           $     5


                       MFS(R)
                      UTILITIES
                      SERIES--
                    INITIAL CLASS
                   ---------------
Number of
  shares.........           14
Identified
  cost...........      $   210

  Investment activity for the six months ended June 30, 2004, was as follows:

                                       MAINSTAY VP                         MAINSTAY VP
                     MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON          MAINSTAY VP       MAINSTAY VP
                       BOND--        APPRECIATION--         CASH             STOCK--        CONVERTIBLE--     GOVERNMENT--
                    INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                   ---------------------------------------------------------------------------------------------------------
Purchases........      $ 1,008           $   103           $ 5,687           $ 1,102           $    34           $   169
Proceeds from
  sales..........           82               430            10,624             2,459                 2                43

                     MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                      AMERICAN           DREYFUS         EAGLE ASSET       MAINSTAY VP          ALGER             ALGER
                       CENTURY            LARGE          MANAGEMENT        LORD ABBETT        AMERICAN           AMERICAN
                     INCOME AND          COMPANY           GROWTH          DEVELOPING         LEVERAGED           SMALL
                      GROWTH--           VALUE--          EQUITY--          GROWTH--          ALLCAP--       CAPITALIZATION--
                    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES     CLASS O SHARES
                   ----------------------------------------------------------------------------------------------------------
Purchases........      $    --           $    65           $    42           $    --           $     4           $    32
Proceeds from
  sales..........           --                26                28                --                --                27


                       CALVERT
                       SOCIAL
                      BALANCED
                   ---------------
Purchases........      $    58
Proceeds from
  sales..........           20

                                       JANUS ASPEN       JANUS ASPEN
                     JANUS ASPEN         SERIES            SERIES                              MFS(R)
                       SERIES            MID CAP         WORLDWIDE--                          INVESTORS          MFS(R)
                     BALANCED--         GROWTH--           GROWTH          LORD ABBETT          TRUST         NEW DISCOVERY
                    INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     MID-CAP VALUE       SERIES--          SERIES--
                       SHARES            SHARES            SHARES           PORTFOLIO       INITIAL CLASS     INITIAL CLASS
                   ---------------------------------------------------------------------------------------------------------
Purchases........      $   645           $    73           $    84           $    89           $     1           $    12
Proceeds from
  sales..........          226                21                18                 5                 2                 7


                       MFS(R)
                      UTILITIES
                      SERIES--
                    INITIAL CLASS
                   ---------------
Purchases........      $     7
Proceeds from
  sales..........            3

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

     MAINSTAY VP
      HIGH YIELD      MAINSTAY VP                       MAINSTAY VP     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
      CORPORATE      INTERNATIONAL     MAINSTAY VP        MID CAP         S&P 500         SMALL CAP          TOTAL
        BOND--          EQUITY--      MID CAP CORE--     GROWTH--         INDEX--          GROWTH--        RETURN--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------
            393            1,431                5                3           4,115               --               74
       $  3,289         $ 17,609         $     49         $     29        $112,131         $      3         $  1,180


      MAINSTAY VP
        VALUE--
     INITIAL CLASS
     --------------
             169
        $  2,496

                                                         FIDELITY(R)
      DREYFUS IP      DREYFUS VIF                            VIP         FIDELITY(R)      FIDELITY(R)     FIDELITY(R) VIP
      TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP      EQUITY-           VIP              VIP           INVESTMENT
       GROWTH--        LEADERS--      CONTRAFUND(R)--     INCOME--         GROWTH--       INDEX 500--      GRADE BOND--
    INITIAL SHARES   INITIAL SHARES    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
             15                8                62               81              11               19               207
       $    131         $    266          $  1,303         $  1,737        $    328         $  2,385          $  2,681


      FIDELITY(R)      FIDELITY(R)
          VIP              VIP
       MID-CAP--        OVERSEAS--
     INITIAL CLASS    INITIAL CLASS
     -------------------------------
              28                4
        $    647         $     60

        MORGAN           MORGAN
       STANLEY          STANLEY          MORGAN                                          T. ROWE
         UIF              UIF            STANLEY      SCUDDER VIT       T. ROWE           PRICE          T. ROWE        T. ROWE
       EMERGING         EMERGING        UIF U.S.       SMALL CAP         PRICE           PERSONAL         PRICE          PRICE
       MARKETS          MARKETS           REAL        INDEX FUND--       EQUITY          STRATEGY       LIMITED-     INTERNATIONAL
        DEBT--          EQUITY--        ESTATE--        CLASS A          INCOME          BALANCED       TERM BOND        STOCK
       CLASS I          CLASS I          CLASS I         SHARES        PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
    -------------------------------------------------------------------------------------------------------------------------------
              6                3              64              12             113               28             33               2
       $     51         $     24        $    926        $    158        $  2,110         $    461       $    169        $     22


        VAN ECK
       WORLDWIDE
        ABSOLUTE
         RETURN
     --------------
              --
        $      4

     MAINSTAY VP
      HIGH YIELD      MAINSTAY VP                       MAINSTAY VP     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
      CORPORATE      INTERNATIONAL     MAINSTAY VP        MID CAP         S&P 500         SMALL CAP          TOTAL
        BOND--          EQUITY--      MID CAP CORE--     GROWTH--         INDEX--          GROWTH--        RETURN--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------
       $    542         $  1,270         $     13         $     29        $  1,449         $      3         $    277
             99              332                1               --           2,851               --              340


      MAINSTAY VP
        VALUE--
     INITIAL CLASS
     --------------
        $  2,453
               7

                                                         FIDELITY(R)
      DREYFUS IP      DREYFUS VIF                            VIP         FIDELITY(R)      FIDELITY(R)     FIDELITY(R) VIP
      TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP      EQUITY-           VIP              VIP           INVESTMENT
       GROWTH--        LEADERS--      CONTRAFUND(R)--     INCOME--         GROWTH--       INDEX 500--      GRADE BOND--
    INITIAL SHARES   INITIAL SHARES    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
       $    392         $    130          $    241         $    369        $    144         $  2,051          $  2,134
            260               27                62               57               3                6                54


      FIDELITY(R)      FIDELITY(R)
          VIP              VIP
       MID-CAP--        OVERSEAS--
     INITIAL CLASS    INITIAL CLASS
     -------------------------------
        $    458         $     52
              46               --

        MORGAN           MORGAN
       STANLEY          STANLEY          MORGAN                                          T. ROWE
         UIF              UIF            STANLEY      SCUDDER VIT       T. ROWE           PRICE          T. ROWE        T. ROWE
       EMERGING         EMERGING        UIF U.S.       SMALL CAP         PRICE           PERSONAL         PRICE          PRICE
       MARKETS          MARKETS           REAL        INDEX FUND--       EQUITY          STRATEGY       LIMITED-     INTERNATIONAL
        DEBT--          EQUITY--        ESTATE--        CLASS A          INCOME          BALANCED       TERM BOND        STOCK
       CLASS I          CLASS I          CLASS I         SHARES        PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
    -------------------------------------------------------------------------------------------------------------------------------
       $     51         $      7        $    389        $    299        $    566         $    461       $     36        $     22
             --                9              23             143             238               --              1              --


        VAN ECK
       WORLDWIDE
        ABSOLUTE
         RETURN
     --------------
        $      4
              --

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2 and CESVUL3 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted, this charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CESVUL3 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00% (1.75% of which is assessed for state charges and 1.25% is assessed for federal charges) from any additional premiums paid in those Policy Years. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. During Policy Years eight through eleven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CSVUL, CESVUL2 and CESVUL3 policies, NYLIAC deducts a monthly contract charge of $7.50 and $5.00, respectively, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. This charge is included with surrenders on the accompanying statement of changes in net assets.

On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2004, and the year ended December 31, 2003 were as follows:


                                                                     MAINSTAY VP
                                                   MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                      BOND--       APPRECIATION--         CASH
                                                  INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                  --------------   ---------------   ---------------
                                                  2004(C)   2003    2004     2003     2004     2003
                                                  --------------------------------------------------
CSVUL POLICIES
Units issued....................................     63      47       12       33        12       18
Units redeemed..................................     (5)    (10)     (40)     (71)      (12)      (9)
                                                    ---     ---    -----    -----    ------   ------
  Net increase (decrease).......................     58      37      (28)     (38)       --        9
                                                    ===     ===    =====    =====    ======   ======
CESVUL2 POLICIES
Units issued....................................     --      --       --       --       106    6,784
Units redeemed..................................     --      --       --       (2)   (5,561)  (2,605)
                                                    ---     ---    -----    -----    ------   ------
  Net increase (decrease).......................     --      --       --       (2)   (5,455)   4,179
                                                    ===     ===    =====    =====    ======   ======
CESVUL3 POLICIES
Units issued....................................     13      --       --       --     1,289       --
Units redeemed..................................     --      --       --       --      (710)      --
                                                    ---     ---    -----    -----    ------   ------
  Net increase (decrease).......................     13      --       --       --       579       --
                                                    ===     ===    =====    =====    ======   ======


                                                   MAINSTAY VP                        MAINSTAY VP     MAINSTAY VP
                                                     MID CAP        MAINSTAY VP        SMALL CAP         TOTAL
                                                    GROWTH--      S&P 500 INDEX--      GROWTH--        RETURN--
                                                  INITIAL CLASS    INITIAL CLASS     INITIAL CLASS   INITIAL CLASS
                                                  -------------   ----------------   -------------   -------------
                                                     2004(C)      2004(C)    2003       2004(C)      2004    2003
                                                  ----------------------------------------------------------------
CSVUL POLICIES
Units issued....................................        --           102      157          --          32      41
Units redeemed..................................        --          (231)    (263)         --         (40)     (5)
                                                       ---          ----     ----         ---         ---     ---
  Net increase (decrease).......................        --          (129)    (106)         --          (8)     36
                                                       ===          ====     ====         ===         ===     ===
CESVUL2 Policies
Units issued....................................        --             2       21          --          --      --
Units redeemed..................................        --            --       --          --          --      --
                                                       ---          ----     ----         ---         ---     ---
  Net increase (decrease).......................        --             2       21          --          --      --
                                                       ===          ====     ====         ===         ===     ===
CESVUL3 POLICIES
Units issued....................................         3            26       --          --          --      --
Units redeemed..................................        --            --       --          --          --      --
                                                       ---          ----     ----         ---         ---     ---
  Net increase (decrease).......................         3            26       --          --          --      --
                                                       ===          ====     ====         ===         ===     ===

 Not all Investment Divisions are available under all policies.
(a)  For CESVUL2 policies, represents the period June 2003
     (Commencement of Investments) through December 2003.
(b)  For CESVUL2 policies, represents the period November 2003
     (Commencement of Investments) through December 2003.
(c)  For CESVUL3 policies, represents the period April 2004
     (Commencement of Investments) through June 2004.
(d)  For CESVUL3 policies, represents the period June 2004
     (Commencement of Investments) through June 2004.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


     MAINSTAY VP                                        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP     MAINSTAY VP        HIGH YIELD      INTERNATIONAL       MID CAP
       STOCK--       CONVERTIBLE--    GOVERNMENT--    CORPORATE BOND--      EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    --------------   -------------   --------------   ----------------   --------------   --------------
    2004(C)   2003   2004    2003    2004(D)   2003   2004(C)    2003    2004(C)   2003   2004(C)   2003
    ----------------------------------------------------------------------------------------------------
      102     141      --      --       10      10        32       44       42      16       --       --
     (227)    (94)     --      --       (1)     (2)       (6)     (14)     (23)    (44)      --       --
     ----     ----   ----    ----     ----     ----     ----     ----     ----     ----    ----     ----
     (125)     47      --      --        9       8        26       30       19     (28)      --       --
     ====     ====   ====    ====     ====     ====     ====     ====     ====     ====    ====     ====
        1       7       3      15        3       3         1        3        2      19        1        2
       --      --      --      --       (3)     --        --       (2)      --      --       --       --
     ----     ----   ----    ----     ----     ----     ----     ----     ----     ----    ----     ----
        1       7       3      15       --       3         1        1        2      19        1        2
     ====     ====   ====    ====     ====     ====     ====     ====     ====     ====    ====     ====
       --      --      --      --        1      --         6       --       76      --       --       --
       --      --      --      --       --      --        --       --       --      --       --       --
     ----     ----   ----    ----     ----     ----     ----     ----     ----     ----    ----     ----
       --      --      --      --        1      --         6       --       76      --       --       --
     ====     ====   ====    ====     ====     ====     ====     ====     ====     ====    ====     ====

                     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                      AMERICAN         DREYFUS        EAGLE ASSET      MAINSTAY VP        ALGER              ALGER
                       CENTURY          LARGE          MANAGEMENT      LORD ABBETT       AMERICAN          AMERICAN
     MAINSTAY VP     INCOME AND        COMPANY           GROWTH        DEVELOPING       LEVERAGED            SMALL
       VALUE--        GROWTH--         VALUE--          EQUITY--        GROWTH--         ALLCAP--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   CLASS O SHARES    CLASS O SHARES
    -------------   -------------   --------------   --------------   -------------   --------------   -----------------
    2004    2003    2004    2003    2004(C)   2003   2004(C)   2003      2004(C)         2004(C)       2004(C)   2003(A)
    -----------------------------------------------------------------------------------------------------------------
     252      --      --      --        3       5        6       7           --              --           --        10
      --      --      --      --       (2)     (2)      (3)     (3)          --              --           (3)       (3)
    ----    ----    ----    ----     ----     ----    ----     ----        ----            ----         ----      ----
     252      --      --      --        1       3        3       4           --              --           (3)        7
    ====    ====    ====    ====     ====     ====    ====     ====        ====            ====         ====      ====
      --       1      --      --       --      --       --       7           --              --            2         6
      --      --      --      --       --      --       (1)     --           --              --           --        --
    ----    ----    ----    ----     ----     ----    ----     ----        ----            ----         ----      ----
      --       1      --      --       --      --       (1)      7           --              --            2         6
    ====    ====    ====    ====     ====     ====    ====     ====        ====            ====         ====      ====
      --      --      --      --        2      --       --      --           --              --           --        --
      --      --      --      --       --      --       --      --           --              --           --        --
    ----    ----    ----    ----     ----     ----    ----     ----        ----            ----         ----      ----
      --      --      --      --        2      --       --      --           --              --           --        --
    ====    ====    ====    ====     ====     ====    ====     ====        ====            ====         ====      ====

--------------------------------------------------------------------------------


                                                           DREYFUS IP        DREYFUS VIF                        FIDELITY(R) VIP
                                          CALVERT          TECHNOLOGY         DEVELOPING      FIDELITY(R)VIP        EQUITY-
                                           SOCIAL       GROWTH-- INITIAL      LEADERS--      CONTRAFUND(R)--        INCOME--
                                          BALANCED           SHARES         INITIAL SHARES    INITIAL CLASS      INITIAL CLASS
                                       --------------   -----------------   --------------   ----------------   ----------------
                                       2004(D)   2003   2004(C)   2003(B)   2004(C)   2003   2004(C)    2003    2004(C)    2003
                                       -----------------------------------------------------------------------------------------
CSVUL POLICIES
Units issued.........................     --       1       --        --        --      --        2         5       22        32
Units redeemed.......................     (1)     (1)      --        --        --      --       (4)       (3)      (4)       (7)
                                         ---     ---      ---       ---       ---     ---      ---       ---      ---       ---
  Net increase (decrease)............     (1)     --       --        --        --      --       (2)        2       18        25
                                         ===     ===      ===       ===       ===     ===      ===       ===      ===       ===
CESVUL2 POLICIES
Units issued.........................     --      --       --        --        13      16       16        55       --        --
Units redeemed.......................     --      --       --        --        (3)     (1)      (1)       (1)      --        (2)
                                         ---     ---      ---       ---       ---     ---      ---       ---      ---       ---
  Net increase (decrease)............     --      --       --        --        10      15       15        54       --        (2)
                                         ===     ===      ===       ===       ===     ===      ===       ===      ===       ===
CESVUL3 POLICIES
Units issued.........................      6      --       13        --        --      --        1        --        8        --
Units redeemed.......................     --      --       --        --        --      --       --        --       --        --
                                         ---     ---      ---       ---       ---     ---      ---       ---      ---       ---
  Net increase (decrease)............      6      --       13        --        --      --        1        --        8        --
                                         ===     ===      ===       ===       ===     ===      ===       ===      ===       ===

                                        JANUS ASPEN
                                           SERIES                        MFS(R)          MFS(R)
                                         WORLDWIDE      LORD ABBETT     INVESTORS          NEW           MFS(R)
                                          GROWTH--        MID-CAP         TRUST         DISCOVERY       UTILITIES
                                       INSTITUTIONAL       VALUE        SERIES--        SERIES--        SERIES--
                                           SHARES        PORTFOLIO    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                       --------------   -----------   -------------   -------------   -------------
                                       2004(C)   2003   2004   2003   2004    2003       2004(C)      2004    2003
                                       ----------------------------------------------------------------------------
CSVUL POLICIES
Units issued.........................      4      15     --     --      --      --          --          --      --
Units redeemed.......................     (1)     (4)    --     --      --      --          --          --      --
                                         ---     ---    ---    ---     ---     ---         ---         ---     ---
  Net increase (decrease)............      3      11     --     --      --      --          --          --      --
                                         ===     ===    ===    ===     ===     ===         ===         ===     ===
CESVUL2 POLICIES
Units issued.........................      3       3      7     28      --       5          --          --      --
Units redeemed.......................     --      --     (1)    --      --      --          --          --      --
                                         ---     ---    ---    ---     ---     ---         ---         ---     ---
  Net increase (decrease)............      3       3      6     28      --       5          --          --      --
                                         ===     ===    ===    ===     ===     ===         ===         ===     ===
CESVUL3 POLICIES
Units issued.........................     --      --     --     --      --      --          --          --      --
Units redeemed.......................     --      --     --     --      --      --          --          --      --
                                         ---     ---    ---    ---     ---     ---         ---         ---     ---
  Net increase (decrease)............     --      --     --     --      --      --          --          --      --
                                         ===     ===    ===    ===     ===     ===         ===         ===     ===

 Not all Investment Divisions are available under all policies.
(a)  For CESVUL2 policies, represents the period June 2003
     (Commencement of Investments) through December 2003.
(b)  For CESVUL2 policies, represents the period November 2003
     (Commencement of Investments) through December 2003.
(c)  For CESVUL3 policies, represents the period April 2004
     (Commencement of Investments) through June 2004.
(d)  For CESVUL3 policies, represents the period June 2004
     (Commencement of Investments) through June 2004.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                                                    JANUS ASPEN
                                                                                                   JANUS ASPEN        SERIES
                                          FIDELITY(R) VIP                                             SERIES          MID CAP
    FIDELITY(R) VIP    FIDELITY(R) VIP       INVESTMENT      FIDELITY(R) VIP    FIDELITY(R) VIP     BALANCED--       GROWTH--
        GROWTH--         INDEX 500--        GRADE BOND--        MID-CAP--         OVERSEAS--      INSTITUTIONAL    INSTITUTIONAL
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS        SHARES          SHARES
    ----------------   ----------------   ----------------   ----------------   ---------------   --------------   -------------
    2004(C)    2003    2004(C)    2003    2004(C)    2003    2004(C)    2003    2004(C)   2003    2004(C)   2003      2004(C)
    ----------------------------------------------------------------------------------------------------------------------------
       --        --       --        --       --        --       --        --       --       --       23      37          --
       --        --       --        --       --        --       --        --       --       --      (12)    (23)         --
      ---      ----      ---       ---      ---       ---      ---       ---      ---     -----     ---     ---         ---
       --        --       --        --       --        --       --        --       --       --       11      14          --
      ===      ====      ===       ===      ===       ===      ===       ===      ===     =====     ===     ===         ===
        4        19       29        28       12        35       12        21       --        1        4      24          --
       --        --       --        (1)      (5)       (3)      (4)       --       --       --       (2)     (3)         --
      ---      ----      ---       ---      ---       ---      ---       ---      ---     -----     ---     ---         ---
        4        19       29        27        7        32        8        21       --        1        2      21          --
      ===      ====      ===       ===      ===       ===      ===       ===      ===     =====     ===     ===         ===
       10        --      168        --      195        --       33        --        5       --       19      --           5
       --        --       --        --       --        --       --        --       --       --       --      --          --
      ---      ----      ---       ---      ---       ---      ---       ---      ---     -----     ---     ---         ---
       10        --      168        --      195        --       33        --        5       --       19      --           5
      ===      ====      ===       ===      ===       ===      ===       ===      ===     =====     ===     ===         ===

     MORGAN        MORGAN
    STANLEY       STANLEY           MORGAN                                             T. ROWE       T. ROWE
      UIF           UIF            STANLEY          SCUDDER VIT         T. ROWE         PRICE         PRICE           T. ROWE
    EMERGING      EMERGING         UIF U.S.          SMALL CAP           PRICE        PERSONAL       LIMITED-          PRICE
    MARKETS       MARKETS            REAL          INDEX FUND--          EQUITY       STRATEGY         TERM        INTERNATIONAL
     DEBT--       EQUITY--         ESTATE--           CLASS A            INCOME        BALANCE         BOND            STOCK
    CLASS I       CLASS I          CLASS I            SHARES           PORTFOLIO      PORTFOLIO     PORTFOLIO        PORTFOLIO
    --------   --------------   --------------   -----------------   --------------   ---------   --------------   -------------
    2004(C)    2004(C)   2003   2004(C)   2003   2004(C)   2003(B)   2004(C)   2003    2004(D)    2004(C)   2003      2004(D)
    ----------------------------------------------------------------------------------------------------------------------------
       --         --       1       --      --       --        --         7      10        --         --      --          --
       --         (1)     (1)      --      --       --        --        (1)     (8)       --         --      --          --
      ---        ---     ---      ---     ---      ---       ---       ---     ---       ---        ---     ---         ---
       --         (1)     --       --      --       --        --         6       2        --         --      --          --
      ===        ===     ===      ===     ===      ===       ===       ===     ===       ===        ===     ===         ===
       --         --      --        5      30       --        --        19      78        --          2      10          --
       --         --      --       (1)     (1)      --        --        (6)     (3)       --         --      --          --
      ---        ---     ---      ---     ---      ---       ---       ---     ---       ---        ---     ---         ---
       --         --      --        4      29       --        --        13      75        --          2      10          --
      ===        ===     ===      ===     ===      ===       ===       ===     ===       ===        ===     ===         ===
        5          1      --       29      --       16        --        10      --        46          1      --           2
       --         --      --       --      --       --        --        --      --        --         --      --          --
      ---        ---     ---      ---     ---      ---       ---       ---     ---       ---        ---     ---         ---
        5          1      --       29      --       16        --        10      --        46          1      --           2
      ===        ===     ===      ===     ===      ===       ===       ===     ===       ===        ===     ===         ===


      VAN ECK
     WORLDWIDE
     ABSOLUTE
      RETURN
     ---------
      2004(C)
     ----------------------------------------------------------------------------------------------------------------------------
         --
         --
        ---
         --
        ===
         --
         --
        ---
         --
        ===
         --
         --
        ---
         --
        ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

    The following table presents financial highlights for each Investment Division as of June 30, 2004 and December 31, 2003, 2002, 2001, 2000, and 1999:

                                                                             MAINSTAY VP
                                                                                BOND--
                                                                            INITIAL CLASS
                                                 --------------------------------------------------------------------
                                                   2004        2003        2002        2001        2000        1999
                                                 --------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets.....................................  $  4,754    $  3,967    $  3,330    $  2,564    $    503    $    375
Units Outstanding..............................       342         284         248         207          44          36
Variable Accumulation Unit Value...............  $  13.89    $  13.95    $  13.44    $  12.36    $  11.39    $  10.44
Total Return...................................      (0.4%)       3.8%        8.7%        8.5%        9.1%       (2.2%)
Investment Income Ratio........................        --         4.2%        4.5%        7.5%
CESVUL2 POLICIES (b)
Net Assets.....................................  $     --    $     --    $     --    $     --    $     --    $     --
Units Outstanding..............................        --          --          --          --          --          --
Variable Accumulation Unit Value...............  $     --    $     --    $     --    $     --    $     --    $     --
Total Return...................................        --          --          --          --          --          --
Investment Income Ratio........................        --          --          --          --
CESVUL3 POLICIES (c)
Net Assets.....................................  $    133    $     --    $     --    $     --    $     --    $     --
Units Outstanding..............................        13          --          --          --          --          --
Variable Accumulation Unit Value...............  $   9.87    $     --    $     --    $     --    $     --    $     --
Total Return...................................      (1.3%)        --          --          --          --          --
Investment Income Ratio........................        --          --          --          --

                                                                             MAINSTAY VP
                                                                            COMMON STOCK--
                                                                            INITIAL CLASS
                                                 --------------------------------------------------------------------
                                                   2004        2003        2002        2001        2000        1999
                                                 --------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets...................................    $ 30,379    $ 30,953    $ 24,273    $ 31,888    $ 39,626    $ 40,308
Units Outstanding............................       2,807       2,932       2,885       2,851       2,917       2,848
Variable Accumulation Unit Value.............    $  10.82    $  10.56    $   8.41    $  11.19    $  13.59    $  14.15
Total Return.................................         2.5%       25.5%      (24.8%)     (17.7%)      (4.0%)      29.0%
Investment Income Ratio......................          --         1.1%        0.9%        0.7%
CESVUL2 POLICIES (b)
Net Assets...................................    $    253    $    228    $    120    $     --    $     --    $     --
Units Outstanding............................          20          19          12          --          --          --
Variable Accumulation Unit Value.............    $  12.45    $  12.12    $   9.61    $     --    $     --    $     --
Total Return.................................         2.7%       26.1%       (3.9%)        --          --          --
Investment Income Ratio......................          --         1.2%        7.3%         --
CESVUL3 POLICIES (c)
Net Assets...................................    $     --    $     --    $     --    $     --    $     --    $     --
Units Outstanding............................          --          --          --          --          --          --
Variable Accumulation Unit Value.............    $  10.05    $     --    $     --    $     --    $     --    $     --
Total Return.................................         0.5%         --          --          --          --          --
Investment Income Ratio......................          --          --          --          --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                         MAINSTAY VP                                                   MAINSTAY VP
                   CAPITAL APPRECIATION--                                                 CASH
                        INITIAL CLASS                                                  MANAGEMENT
-------------------------------------------------------------   ---------------------------------------------------------
     2004      2003      2002      2001      2000      1999      2004      2003      2002      2001      2000      1999
-------------------------------------------------------------------------------------------------------------------------
    $21,308   $21,393   $17,231   $25,467   $33,738   $38,383   $   166   $   166   $   155   $   153   $    77   $    62
      2,425     2,453     2,492     2,530     2,555     2,577       141       141       132       131        68        58
    $  8.79   $  8.72   $  6.92   $ 10.07   $ 13.20   $ 14.89   $  1.18   $  1.18   $  1.18   $  1.17   $  1.13   $  1.08
        0.8%     26.1%    (31.3%)   (23.7%)   (11.3%)    24.5%     (0.1%)      --       0.9%      3.5%      4.6%      4.9%
         --       0.2%      0.1%      0.1%                          0.6%      0.7%      1.3%      3.5%
    $    --   $    --   $    15   $    --   $    --   $    --   $ 2,847   $ 8,361   $ 4,116   $    --   $    --   $    --
         --        --         2        --        --        --     2,810     8,265     4,085        --        --        --
    $    --   $ 11.21   $  9.56   $    --   $    --   $    --   $  1.01   $  1.01   $  1.01   $    --   $    --   $    --
         --      17.2%     (4.4%)      --        --        --       0.2%      0.4%      1.0%       --        --        --
         --        --       1.0%       --                           0.6%      0.7%      1.3%       --
    $    --   $    --   $    --   $    --   $    --   $    --   $   580   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --       579        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $  1.00   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --       0.1%       --        --        --        --        --
         --        --        --        --                           0.9%       --        --        --

                    MAINSTAY VP                                              MAINSTAY VP
                   CONVERTIBLE--                                            GOVERNMENT--
                   INITIAL CLASS                                            INITIAL CLASS
---------------------------------------------------   ---------------------------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $     2   $   882   $   767   $   650   $   490   $    18   $    14
         --        --        --        --        --        65        56        48        40         2         1
    $ 10.14   $ 10.09   $    --   $    --   $  9.32   $ 13.56   $ 13.63   $ 13.47   $ 12.35   $ 11.66   $ 10.47
        0.6%      7.6%       --       0.6%     (6.8%)    (0.5%)     1.2%      9.1%      5.9%     11.4%     (2.4%)
         --      25.8%       --        --                  --       4.7%      3.0%      7.2%
    $   211   $   178   $     1   $    --   $    --   $    53   $    53   $    27   $    --   $    --   $    --
         18        15        --        --        --         5         5         3        --        --        --
    $ 12.05   $ 11.98   $  9.82   $    --   $    --   $ 10.38   $ 10.42   $ 10.25   $    --   $    --   $    --
        0.6%     21.9%     (1.8%)      --        --      (0.3%)     1.6%      2.5%       --        --        --
         --      20.5%     32.0%       --                  --       5.3%     15.2%       --
    $    --   $    --   $    --   $    --   $    --   $     7   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --         1        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $ 10.09   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --       0.9%       --        --        --        --        --
         --        --        --        --                  --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                            MAINSTAY VP
                                                                             HIGH YIELD
                                                                          CORPORATE BOND--
                                                                           INITIAL CLASS
                                               ----------------------------------------------------------------------
                                                 2004        2003        2002        2001        2000         1999
                                               ----------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets...................................  $  3,637    $  3,188    $  2,027    $    552    $      78    $     127
Units Outstanding............................       245         219         189          52            8           12
Variable Accumulation Unit Value.............  $  14.86    $  14.54    $  10.73    $  10.59    $   10.17    $   10.88
Total Return.................................       2.3%       35.4%        1.3%        4.1%        (6.5%)       12.0%
Investment Income Ratio......................        --         7.5%       11.3%       19.7%
CESVUL2 POLICIES (b)
Net Assets...................................  $     84    $     68    $     42    $     --    $      --    $      --
Units Outstanding............................         6           5           4          --           --           --
Variable Accumulation Unit Value.............  $  13.43    $  13.10    $   9.63    $     --    $      --    $      --
Total Return.................................       2.5%       36.0%       (3.7%)        --           --           --
Investment Income Ratio......................        --         7.8%       48.0%         --
CESVUL3 POLICIES (c)
Net Assets...................................  $     64    $     --    $     --    $     --    $      --    $      --
Units Outstanding............................         6          --          --          --           --           --
Variable Accumulation Unit Value.............  $   9.97    $     --    $     --    $     --    $      --    $      --
Total Return.................................      (0.3%)        --          --          --           --           --
Investment Income Ratio......................        --          --          --          --


                                                                         MAINSTAY VP
                                                                       S&P 500 INDEX--
                                                                        INITIAL CLASS
                             ----------------------------------------------------------------------------------------------------
                                 2004             2003             2002             2001              2000              1999
                             -------------------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets.................    $ 94,493         $ 93,168         $ 74,054         $ 96,969         $ 113,059         $ 125,419
Units Outstanding..........       8,822            8,951            9,057            9,161             9,321             9,311
Variable Accumulation Unit
  Value....................    $  10.71         $  10.41         $   8.18         $  10.59         $   12.13         $   13.47
Total Return...............         2.9%            27.3%           (22.8%)          (12.7%)            (9.9%)            19.8%
Investment Income Ratio....          --              1.4%             1.3%             1.0%
CESVUL2 POLICIES (b)
Net Assets.................    $    284         $    255         $     33         $     --         $      --         $      --
Units Outstanding..........          26               24                4               --                --                --
Variable Accumulation Unit
  Value....................    $  10.77         $  10.44         $   8.16         $     --         $      --         $      --
Total Return...............         3.1%            27.9%           (18.4%)             --                --                --
Investment Income Ratio....          --              4.3%             9.9%              --
CESVUL3 POLICIES (c)
Net Assets.................    $    261         $     --         $     --         $     --         $      --         $      --
Units Outstanding..........          26               --               --               --                --                --
Variable Accumulation Unit
  Value....................    $  10.13         $     --         $     --         $     --         $      --         $      --
Total Return...............         1.3%              --               --               --                --                --
Investment Income Ratio....          --               --               --               --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                              MAINSTAY VP
                             INTERNATIONAL                                     MAINSTAY VP               MAINSTAY VP
                               EQUITY--                                       MID CAP CORE--           MID CAP GROWTH--
                             INITIAL CLASS                                    INITIAL CLASS             INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------   ----------------
      2004       2003       2002       2001       2000       1999       2004       2003       2002           2004
-----------------------------------------------------------------------------------------------------------------------
    $ 16,719   $ 16,086   $ 12,713   $ 13,576   $ 16,477   $ 20,184   $     --   $     --   $     --       $     --
       1,415      1,396      1,425      1,444      1,496      1,491         --         --         --             --
    $  11.81   $  11.52   $   8.92   $   9.40   $  11.01   $  13.53   $     --   $     --   $     --       $     --
         2.6%      29.1%      (5.1%)    (14.6%)    (18.6%)     27.2%        --         --         --             --
          --        1.9%       1.4%       1.4%                              --         --         --             --
    $    338   $    310   $     55   $     --   $     --   $     --   $     58   $     45   $     16       $     --
          26         24          6         --         --         --          4          3          2             --
    $  13.07   $  12.71   $   9.80   $     --   $     --   $     --   $  13.99   $  13.17   $   9.74       $     --
         2.8%      29.7%      (2.0%)       --         --         --        6.2%      35.2%      (2.6%)           --
          --        5.3%      16.3%        --                               --        0.6%       2.7%            --
    $    773   $     --   $     --   $     --   $     --   $     --   $      2   $     --   $     --       $     28
          76         --         --         --         --         --         --         --         --              3
    $  10.15   $     --   $     --   $     --   $     --   $     --   $  10.26   $     --   $     --       $   9.95
         1.5%        --         --         --         --         --        2.6%        --         --           (0.5%)
          --         --         --         --                               --         --         --             --

     MAINSTAY VP
      SMALL CAP                           MAINSTAY VP                                       MAINSTAY VP
      GROWTH--                           TOTAL RETURN--                                       VALUE--
    INITIAL CLASS                        INITIAL CLASS                                     INITIAL CLASS
    -------------   --------------------------------------------------------   -------------------------------------
        2004         2004      2003      2002      2001      2000     1999      2004      2003      2002      2001
--------------------------------------------------------------------------------------------------------------------
        $   --      $ 1,197   $ 1,256   $   797   $   700   $  527   $   285   $ 2,556   $     2   $     1   $     1
            --          138       146       110        80       53        27       252        --        --        --
        $   --      $  8.68   $  8.62   $  7.25   $  8.75   $ 9.87   $ 10.39   $ 10.16   $  9.80   $  7.75   $  9.88
            --          0.8%     18.8%    (17.1%)   (11.3%)   (5.0%)     3.9%      3.6%     26.5%    (21.6%)    (0.4%)
            --           --       1.9%      2.6%      2.6%                          --       2.4%      2.0%      1.3%
        $   --      $    --   $    --   $    --   $    --   $   --   $    --   $    73   $    59   $    40   $    --
            --           --        --        --        --       --        --         5         5         4        --
        $   --      $    --   $    --   $    --   $    --   $   --   $    --   $ 13.56   $ 13.05   $ 10.27   $    --
            --           --        --        --        --       --        --       3.9%     27.1%      2.7%       --
            --           --        --        --        --                           --       1.6%      9.6%       --
        $    3      $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
            --           --        --        --        --       --        --        --        --        --        --
        $ 9.76      $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
          (2.4%)         --        --        --        --       --        --        --        --        --        --
            --           --        --        --        --                           --        --        --        --


       MAINSTAY VP
         VALUE--
      INITIAL CLASS
     ---------------
      2000     1999
---  ---------------
     $    1   $   70
         --        8
     $ 9.92   $ 8.85
       12.1%     7.9%
     $   --   $   --
         --       --
     $   --   $   --
         --       --
     $   --   $   --
         --       --
     $   --   $   --
         --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                       MAINSTAY VP
                                                                        AMERICAN
                                                                     CENTURY INCOME
                                                                      AND GROWTH--
                                                                      INITIAL CLASS
                                                              -----------------------------
                                                               2004       2003       2002
                                                              -----------------------------
CSVUL POLICIES (a)
Net Assets..................................................  $    --    $    --    $    --
Units Outstanding...........................................       --         --         --
Variable Accumulation Unit Value............................  $    --    $    --    $    --
Total Return................................................       --         --         --
Investment Income Ratio.....................................       --         --         --
CESVUL2 POLICIES (b)
Net Assets..................................................  $     4    $     4    $     2
Units Outstanding...........................................       --         --         --
Variable Accumulation Unit Value............................  $ 11.12    $ 10.63    $  8.28
Total Return................................................      4.6%      28.4%     (17.2%)
Investment Income Ratio.....................................       --        1.9%       1.9%
CESVUL3 POLICIES (c)
Net Assets..................................................  $    --    $    --    $    --
Units Outstanding...........................................       --         --         --
Variable Accumulation Unit Value............................  $    --    $    --    $    --
Total Return................................................       --         --         --
Investment Income Ratio.....................................       --         --         --

                                           ALGER
                                         AMERICAN
                                         LEVERAGED
                                         ALLCAP--                             ALGER AMERICAN
                                          CLASS O                         SMALL CAPITALIZATION--
                                          SHARES                              CLASS O SHARES
                                         ---------    ---------------------------------------------------------------
                                           2004        2004       2003        2002       2001       2000       1999
                                         ----------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets.............................   $    --     $   190    $   199    $     98    $   100    $    89    $    95
Units Outstanding......................        --          22         25          17         13          8          6
Variable Accumulation Unit Value.......   $    --     $  8.62    $  7.99    $   5.65    $  7.71    $ 11.02    $ 15.24
Total Return...........................        --         7.9%      41.4%      (26.7%)    (30.0%)    (27.7%)     42.4%
Investment Income Ratio................        --          --         --          --        0.1%
CESVUL2 POLICIES (b)
Net Assets.............................   $    --     $   106    $    72    $     --    $    --    $    --    $    --
Units Outstanding......................        --           8          6          --         --         --         --
Variable Accumulation Unit Value.......   $    --     $ 13.27    $ 12.27    $     --    $    --    $    --    $    --
Total Return...........................        --         8.2%      22.7%         --         --         --         --
Investment Income Ratio................        --          --         --          --         --
CESVUL3 POLICIES (c)
Net Assets.............................   $     4     $     2    $    --    $     --    $    --    $    --    $    --
Units Outstanding......................        --          --         --          --         --         --         --
Variable Accumulation Unit Value.......   $ 10.21     $  9.84    $    --    $     --    $    --    $    --    $    --
Total Return...........................       2.1%       (1.6%)       --          --         --         --         --
Investment Income Ratio................        --          --         --          --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                      MAINSTAY VP                                       MAINSTAY VP                      MAINSTAY VP
                     DREYFUS LARGE                                      EAGLE ASSET                      LORD ABBETT
                        COMPANY                                         MANAGEMENT                       DEVELOPING
                        VALUE--                                       GROWTH EQUITY--                     GROWTH--
                     INITIAL CLASS                                     INITIAL CLASS                    INITIAL CLASS
    -----------------------------------------------   -----------------------------------------------   -------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001      2000         2004
    -----------------------------------------------------------------------------------------------------------------
    $   377   $   353   $   258   $   323   $   325   $   257   $   252   $   178   $   233   $   265      $    --
         35        34        31        30        29        45        42        38        35        33           --
    $ 10.65   $ 10.39   $  8.18   $ 10.68   $ 11.26   $  5.70   $  5.97   $  4.69   $  6.58   $  7.95      $    --
        2.5%     27.1%    (23.4%)    (5.2%)    12.6%     (4.5%)    27.2%    (28.7%)   (17.2%)   (20.5%)         --
         --       0.8%      0.6%      0.7%                 --       0.2%      0.1%       --                     --
    $    45   $    36   $    27   $    --   $    --   $   145   $   158   $    68   $    --   $    --      $    --
          3         3         3        --        --        15        16         9        --        --           --
    $ 13.17   $ 12.82   $ 10.04   $    --   $    --   $  9.65   $ 10.08   $  7.89   $    --   $    --      $    --
        2.7%     27.6%      0.4%       --        --      (4.3%)    27.7%    (21.1%)      --        --           --
         --       0.8%      3.6%       --                  --       0.2%      0.4%       --                     --
    $    17   $    --   $    --   $    --   $    --   $     4   $    --   $    --   $    --   $    --      $    --
          2        --        --        --        --        --        --        --        --        --           --
    $  9.94   $    --   $    --   $    --   $    --   $  9.62   $    --   $    --   $    --   $    --      $    --
       (0.6%)      --        --        --        --      (3.8%)      --        --        --        --           --
         --        --        --        --                  --        --        --        --                     --


                                                                 DREYFUS IP               DREYFUS VIF
                            CALVERT                              TECHNOLOGY               DEVELOPING
                            SOCIAL                                GROWTH--                 LEADERS--
                           BALANCED                            INITIAL SHARES           INITIAL SHARES
    -------------------------------------------------------   -----------------   ---------------------------
     2004      2003      2002     2001      2000     1999      2004      2003      2004      2003      2002
    ---------------------------------------------------------------------------------------------------------
    $     8   $    27   $   25   $    36   $   40   $    73   $    --   $    --   $    --   $    --   $    --
          1         2        3         3        3         6        --        --        --        --        --
    $ 11.25   $ 11.01   $ 9.29   $ 10.65   $11.53   $ 11.98   $    --   $    --   $    --   $    --   $    --
        2.2%     18.5%   (12.8%)    (7.6%)   (3.8%)    11.4%       --        --        --        --        --
         --       2.1%     4.7%      5.0%                          --        --        --        --        --
    $    --   $    --   $   --   $    --   $   --   $    --   $     3   $     1   $   307   $   198   $    34
         --        --       --        --       --        --        --        --        30        20         4
    $    --   $    --   $   --   $    --   $   --   $    --   $  9.65   $  9.90   $ 10.38   $  9.95   $  7.57
         --        --       --        --       --        --      (2.4%)    (1.0%)     4.4%     31.4%    (24.3%)
         --        --       --        --                           --        --        --        --       0.1%
    $    59   $    --   $   --   $    --   $   --   $    --   $   123   $    --   $    --   $    --   $    --
          6        --       --        --       --        --        13        --        --        --        --
    $ 10.13   $    --   $   --   $    --   $   --   $    --   $  9.43   $    --   $  9.66   $    --   $    --
        1.3%       --       --        --       --        --      (5.7%)      --      (3.4%)      --        --
         --        --       --        --                           --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                           FIDELITY(R) VIP
                                                                           CONTRAFUND(R)--
                                                                            INITIAL CLASS
                                                ---------------------------------------------------------------------
                                                  2004        2003        2002        2001        2000         1999
                                                ---------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets....................................  $    420    $    412    $    300    $    323    $    352     $     83
Units Outstanding.............................        29          31          27          27          26            6
Variable Accumulation Unit Value..............  $  14.26    $  13.46    $  10.55    $  11.72    $  13.45     $  14.51
Total Return..................................       6.0%       27.6%      (10.0%)     (12.9%)      (7.3%)       23.4%
Investment Income Ratio.......................       0.7%        0.5%        0.8%        0.8%
CESVUL2 POLICIES (b)
Net Assets....................................  $  1,082    $    839    $    152    $     --    $     --     $     --
Units Outstanding.............................        86          71          17          --          --           --
Variable Accumulation Unit Value..............  $  12.53    $  11.80    $   9.21    $     --    $     --     $     --
Total Return..................................       6.2%       28.1%       (7.9%)        --          --           --
Investment Income Ratio.......................       0.6%        0.2%         --          --
CESVUL3 POLICIES (c)
Net Assets....................................  $      6    $     --    $     --    $     --    $     --     $     --
Units Outstanding.............................         1          --          --          --          --           --
Variable Accumulation Unit Value..............  $  10.20    $     --    $     --    $     --    $     --     $     --
Total Return..................................       2.0%         --          --          --          --           --
Investment Income Ratio.......................        --          --          --          --

                                                        FIDELITY(R) VIP
                                                           INVESTMENT                        FIDELITY(R) VIP
                                                          GRADE BOND--                          MID-CAP--
                                                         INITIAL CLASS                        INITIAL CLASS
                                                --------------------------------    ---------------------------------
                                                  2004        2003        2002        2004        2003         2002
                                                ---------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets....................................  $     --    $     --    $     --    $     --    $     --     $     --
Units Outstanding.............................        --          --          --          --          --           --
Variable Accumulation Unit Value..............  $     --    $     --    $     --    $     --    $     --     $     --
Total Return..................................        --          --          --          --          --           --
Investment Income Ratio.......................        --          --          --          --          --           --
CESVUL2 POLICIES (b)
Net Assets....................................  $    694    $    616    $    239    $    387    $    276     $     18
Units Outstanding.............................        61          54          22          31          23            2
Variable Accumulation Unit Value..............  $  11.38    $  11.39    $  10.86    $  12.67    $  11.95     $   8.64
Total Return..................................      (0.1%)       4.9%        8.6%        6.0%       38.3%       (13.6%)
Investment Income Ratio.......................       8.5%        2.4%         --          --         0.1%          --
CESVUL3 POLICIES (c)
Net Assets....................................  $  1,933    $     --    $     --    $    327    $     --     $     --
Units Outstanding.............................       195          --          --          33          --           --
Variable Accumulation Unit Value..............  $   9.91    $     --    $     --    $   9.85    $     --     $     --
Total Return..................................      (0.9%)        --          --        (1.5%)        --           --
Investment Income Ratio.......................        --          --          --          --          --           --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                            FIDELITY(R) VIP                                  FIDELITY(R) VIP                 FIDELITY(R) VIP
                            EQUITY-INCOME--                                      GROWTH--                      INDEX 500--
                             INITIAL CLASS                                    INITIAL CLASS                   INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------   ---------------------------
      2004       2003       2002       2001       2000       1999       2004       2003       2002      2004      2003      2002
    ------------------------------------------------------------------------------------------------------------------------------
    $  1,770   $  1,518   $    947   $    941   $  1,357   $    889   $     --   $     --   $     --   $    --   $    --   $    --
         152        134        108         89        121         85         --         --         --        --        --        --
    $  11.68   $  11.32   $   8.75   $  10.61   $  11.24   $  10.44   $     --   $     --   $     --   $    --   $    --   $    --
         3.1%      29.4%     (17.5%)     (5.6%)      7.7%       5.6%        --         --         --        --        --        --
         3.2%       1.4%       1.8%       1.8%                              --         --         --        --        --        --
    $     47   $     38   $     43   $     --   $     --   $     --   $    257   $    208   $     15   $   771   $   394   $    53
           3          3          4         --         --         --         25         21          2        62        33         6
    $  13.80   $  13.35   $  10.27   $     --   $     --   $     --   $  10.20   $  10.07   $   7.60   $ 12.46   $ 12.08   $  9.43
         3.4%      30.0%       2.7%        --         --         --        1.3%      32.5%     (24.0%)     3.2%     28.1%     (5.7%)
         2.9%       1.9%        --         --                              0.5%       0.1%        --       2.4%      0.4%       --
    $     76   $     --   $     --   $     --   $     --   $     --   $     96   $     --   $     --   $ 1,687   $    --   $    --
           8         --         --         --         --         --         10         --         --       168        --        --
    $  10.04   $     --   $     --   $     --   $     --   $     --   $   9.73   $     --   $     --   $ 10.04   $    --   $    --
         0.4%        --         --         --         --         --       (2.7%)       --         --       0.4%       --        --
          --         --         --         --                               --         --         --        --        --        --

                                                            JANUS ASPEN                                 JANUS ASPEN
          FIDELITY(R) VIP                                     SERIES                                       SERIES
            OVERSEAS--                                      BALANCED--                                MID CAP GROWTH--
           INITIAL CLASS                               INSTITUTIONAL SHARES                         INSTITUTIONAL SHARES
    ---------------------------   ---------------------------------------------------------------   --------------------
     2004      2003      2002       2004       2003       2002       2001       2000       1999             2004
    --------------------------------------------------------------------------------------------------------------------
    $    --   $    --   $    --   $ 10,993   $ 10,667   $  9,237   $ 10,940   $  9,162   $  8,041         $     --
         --        --        --        742        731        717        789        625        533               --
    $    --   $    --   $    --   $  14.82   $  14.59   $  12.89   $  13.87   $  14.65   $  15.10         $     --
         --        --        --        1.5%      13.3%      (7.1%)     (5.3%)     (3.0%)     25.9%              --
         --        --        --        1.6%       2.2%       2.4%       2.8%                                    --
    $    17   $    10   $     2   $    624   $    594   $    328   $     --   $     --   $     --         $     --
          1         1        --         58         56         35         --         --         --               --
    $ 13.34   $ 13.23   $  9.25   $  10.78   $  10.60   $   9.32   $     --   $     --   $     --         $     --
        0.9%     43.0%     (7.5%)      1.8%      13.8%      (6.8%)       --         --         --               --
        2.2%      0.4%       --        1.6%       2.4%       8.3%        --                                     --
    $    44   $    --   $    --   $    185   $     --   $     --   $     --   $     --   $     --         $     53
          5        --        --         19         --         --         --         --         --                5
    $  9.29   $    --   $    --   $   9.97   $     --   $     --   $     --   $     --   $     --         $  10.06
       (7.1%)      --        --       (0.3%)       --         --         --         --         --              0.6%
         --        --        --        4.2%        --         --         --                                     --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             JANUS ASPEN
                                                                               SERIES
                                                                              WORLDWIDE
                                                                              GROWTH--
                                                                        INSTITUTIONAL SHARES
                                                ---------------------------------------------------------------------
                                                  2004        2003        2002        2001        2000         1999
                                                ---------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets....................................  $    454    $    437    $    262    $    267    $    247     $     51
Units Outstanding.............................        45          42          31          23          17            3
Variable Accumulation Unit Value..............  $  10.04    $  10.41    $   8.45    $  11.43    $  14.84     $  17.72
Total Return..................................      (3.5%)      23.1%      (26.0%)     (23.0%)     (16.3%)       63.3%
Investment Income Ratio.......................       1.0%        1.1%        0.9%        0.5%
CESVUL2 POLICIES (b)
Net Assets....................................  $     59    $     30    $      1    $     --    $     --     $     --
Units Outstanding.............................         6           3          --          --          --           --
Variable Accumulation Unit Value..............  $   9.45    $   9.77    $   7.90    $     --    $     --     $     --
Total Return..................................      (3.3%)      23.7%      (21.0%)        --          --           --
Investment Income Ratio.......................       1.1%        1.4%        1.5%         --
CESVUL3 POLICIES (c)
Net Assets....................................  $     --    $     --    $     --    $     --    $     --     $     --
Units Outstanding.............................        --          --          --          --          --           --
Variable Accumulation Unit Value..............  $   9.00    $     --    $     --    $     --    $     --     $     --
Total Return..................................     (10.0%)        --          --          --          --           --
Investment Income Ratio.......................       2.5%         --          --          --

                                                                                                      MORGAN
                                                                                                      STANLEY
                                                                           MFS(R)                       UIF
                                                                         UTILITIES                   EMERGING
                                                                          SERIES--                    MARKETS
                                                                       INITIAL CLASS               DEBT--CLASS I
                                                              --------------------------------     -------------
                                                                2004        2003        2002           2004
                                                              --------------------------------------------------
CSVUL POLICIES (a)
Net Assets..................................................  $     --    $     --    $     --        $    --
Units Outstanding...........................................        --          --          --             --
Variable Accumulation Unit Value............................  $     --    $     --    $     --        $    --
Total Return................................................        --          --          --             --
Investment Income Ratio.....................................        --          --          --             --
CESVUL2 POLICIES (b)
Net Assets..................................................  $    239    $    224    $    169        $    --
Units Outstanding...........................................        20          20          21             --
Variable Accumulation Unit Value............................  $  11.80    $  11.14    $   8.21        $    --
Total Return................................................       5.9%       35.6%      (17.9%)           --
Investment Income Ratio.....................................       3.1%        2.3%        3.4%            --
CESVUL3 POLICIES (c)
Net Assets..................................................  $     --    $     --    $     --        $    51
Units Outstanding...........................................        --          --          --              5
Variable Accumulation Unit Value............................  $     --    $     --    $     --        $  9.52
Total Return................................................        --          --          --           (4.8%)
Investment Income Ratio.....................................        --          --          --             --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                           MFS(R)
             LORD ABBETT                         MFS(R)                 NEW DISCOVERY
            MID-CAP VALUE               INVESTORS TRUST SERIES--          SERIES--
              PORTFOLIO                      INITIAL CLASS              INITIAL CLASS
    ------------------------------   ------------------------------   -----------------
      2004       2003       2002       2004       2003       2002           2004
    -----------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --       $     --
          --         --         --         --         --         --             --
    $     --   $     --   $     --   $     --   $     --   $     --       $     --
          --         --         --         --         --         --             --
          --         --         --         --         --         --             --
    $    462   $    345   $      9   $    109   $    109   $     47       $     --
          35         29          1          9          9          5             --
    $  13.16   $  12.06   $   9.69   $  11.84   $  11.60   $   9.52       $     --
         9.1%      24.4%      (3.1%)      2.1%      21.8%      (4.8%)           --
          --        1.5%       6.9%       1.3%       0.5%        --             --
    $     --   $     --   $     --   $     --   $     --   $     --       $      4
          --         --         --         --         --         --             --
    $     --   $     --   $     --   $     --   $     --   $     --       $   9.41
          --         --         --         --         --         --           (5.9%)
          --         --         --         --         --         --             --

                                                                                                   SCUDDER
                         MORGAN STANLEY                               MORGAN STANLEY                 VIT
                               UIF                                       UIF U.S.                 SMALL CAP
                        EMERGING MARKETS                               REAL ESTATE--            INDEX FUND--
                         EQUITY--CLASS I                                  CLASS I              CLASS A SHARES
    ---------------------------------------------------------   ---------------------------   -----------------
     2004      2003      2002      2001      2000      1999      2004      2003      2002      2004      2003
    -----------------------------------------------------------------------------------------------------------
    $    24   $    31   $    20   $    23   $    11   $    32   $    --   $    --   $    --   $    --   $    --
          2         3         3         3         1         2        --        --        --        --        --
    $ 10.14   $ 10.48   $  7.05   $  7.80   $  8.39   $ 13.91   $    --   $    --   $    --   $    --   $    --
       (3.2%)    48.6%     (9.5%)    (7.0%)   (39.7%)    39.1%       --        --        --        --        --
         --        --        --        --                            --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $   757   $   658   $   221   $     4   $     1
         --        --        --        --        --        --        57        53        24        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $ 13.26   $ 12.38   $  9.03   $ 11.04   $ 10.37
         --        --        --        --        --        --       7.1%     37.2%     (9.7%)     6.5%      3.7%
         --        --        --        --                            --        --       5.0%      1.1%       --
    $     5   $    --   $    --   $    --   $    --   $    --   $   317   $    --   $    --   $   158   $    --
          1        --        --        --        --        --        29        --        --        16        --
    $  8.79   $    --   $    --   $    --   $    --   $    --   $ 10.75   $    --   $    --   $ 10.16   $    --
      (12.1%)      --        --        --        --        --       7.5%       --        --       1.6%       --
         --        --        --        --                            --        --        --       2.7%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 T. ROWE PRICE
                                                                                 EQUITY INCOME
                                                                                   PORTFOLIO
                                                              ---------------------------------------------------
                                                               2004       2003       2002       2001       2000
                                                              ---------------------------------------------------
CSVUL POLICIES (a)
Net Assets..................................................  $   371    $   286    $   213    $   183    $   124
Units Outstanding...........................................       29         23         21         16         11
Variable Accumulation Unit Value............................  $ 12.87    $ 12.36    $  9.92    $ 11.50    $ 11.41
Total Return................................................      4.1%      24.6%     (13.7%)      0.8%      14.1%
Investment Income Ratio.....................................      1.3%       1.6%       1.6%       1.5%
CESVUL2 POLICIES (b)
Net Assets..................................................  $ 1,881    $ 1,668    $   703    $    --    $    --
Units Outstanding...........................................      172        159         84         --         --
Variable Accumulation Unit Value............................  $ 10.96    $ 10.50    $  8.39    $    --    $    --
Total Return................................................      4.4%      25.2%     (16.1%)       --         --
Investment Income Ratio.....................................      1.3%       1.9%       2.1%        --
CESVUL3 POLICIES (c)
Net Assets..................................................  $    99    $    --    $    --    $    --    $    --
Units Outstanding...........................................       10         --         --         --         --
Variable Accumulation Unit Value............................  $ 10.14    $    --    $    --    $    --    $    --
Total Return................................................      1.4%        --         --         --         --
Investment Income Ratio.....................................      2.1%        --         --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

    T. ROWE PRICE                                    T. ROWE
      PERSONAL                                        PRICE        VAN ECK
      STRATEGY             T. ROWE PRICE          INTERNATIONAL   WORLDWIDE
      BALANCED             LIMITED-TERM               STOCK       ABSOLUTE
      PORTFOLIO           BOND PORTFOLIO            PORTFOLIO      RETURN
    -------------   ---------------------------   -------------   ---------
        2004         2004      2003      2002         2004          2004
    -----------------------------------------------------------------------
       $    --      $    --   $    --   $    --      $    --       $    --
            --           --        --        --           --            --
       $    --      $    --   $    --   $    --      $    --       $    --
            --           --        --        --           --            --
            --           --        --        --           --            --
       $    --      $   160   $   134   $    33      $    --       $    --
            --           15        13         3           --            --
       $    --      $ 10.53   $ 10.55   $ 10.15      $    --       $    --
            --         (0.2%)     4.0%      1.5%          --            --
            --          3.4%      3.6%      4.5%          --            --
       $   461      $     6   $    --   $    --      $    22       $     4
            46            1        --        --            2            --
       $ 10.00      $  9.93   $    --   $    --      $  9.97       $  9.81
            --         (0.7%)      --        --         (0.3%)        (1.9%)
            --          8.9%       --        --           --            --

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